UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2014

DATE OF REPORTING PERIOD: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.8%)
		Consumer Discretionary (21.8%)
144,030		Amazon.com, Inc.#~	$45,079,950
437,105		Conn’s, Inc.#^	17,484,200
435,100		Deckers Outdoor Corp.#^	38,510,701
410,060		Delphi Automotive, PLC	27,392,008
438,085		Fossil Group, Inc.#	42,932,330
589,135		Harley-Davidson, Inc.	36,420,326
464,100		Home Depot, Inc.	37,522,485
633,105		Las Vegas Sands Corp.	46,754,804
215,045		Lear Corp.	20,250,788
1,241,020		Lions Gate Entertainment Corp.	38,223,416
665,185		LKQ Corp.#	17,397,914
600,130		Michael Kors Holdings, Ltd.#	48,898,592
869,518	EUR	Moncler, S.p.A.	13,134,011
197,000	ZAR	Naspers, Ltd. - Class N	24,226,495
477,055		Nike, Inc. - Class B	36,795,252
256,000	DKK	Pandora, A/S	17,518,335
133,030		Polaris Industries, Inc.^	19,627,246
66,413		Priceline Group, Inc.#	82,514,832
342,055		PVH Corp.	37,687,620
11,002,620		Sirius XM Holdings, Inc.#^	37,188,856
280,080		Starbucks Corp.	21,756,614
799,095		Urban Outfitters, Inc.#	28,551,664
195,050		Whirlpool Corp.	27,821,932
255,050		Williams-Sonoma, Inc.^	17,106,204

			780,796,575

		Consumer Staples (4.5%)
570,115		Coca-Cola Company~	22,399,818
318,060		Costco Wholesale Corp.	37,384,773
600,115		Lorillard, Inc.	36,294,955
1,066,190		Mondelez International, Inc. - Class A	38,382,840
413,160		WhiteWave Foods Company - Class A#	12,308,037
395,065		Whole Foods Market, Inc.~^	15,099,384

			161,869,807

		Energy (5.9%)
364,060		Antero Resources Corp.#	21,028,106
552,085		Continental Resources, Inc.#^	81,035,036
363,065		EOG Resources, Inc.	39,733,833
655,135		Schlumberger, Ltd.	71,010,083

			212,807,058

		Financials (7.5%)
438,080		Arthur J. Gallagher & Company	19,713,600
1,130,000		Blackstone Group, LP^	36,928,400

NUMBER OF SHARES		VALUE

788,145	Citigroup, Inc.	$38,548,172
460,135	First Republic Bank	21,497,507
400,055	JPMorgan Chase & Company	23,071,172
284,075	State Street Corp.	20,010,243
364,055	SVB Financial Group#	39,689,276
741,135	Wells Fargo & Company	37,723,772
2,995,885	WisdomTree Investments, Inc.#~^	30,737,780

		267,919,922

	Health Care (14.7%)
354,060	Align Technology, Inc.#~	19,193,593
102,715	Biogen Idec, Inc.#	34,346,869
790,130	Celgene Corp.#	68,859,829
54,279	Cepheid#	2,043,062
1,948,305	Cerner Corp.#	107,546,436
214,040	Covance, Inc.#	17,962,237
688,155	Gilead Sciences, Inc.#~	63,000,590
204,055	Illumina, Inc.#	32,630,435
331,100	Insulet Corp.#	11,701,074
243,050	Jazz Pharmaceuticals, PLC#	33,961,377
300,075	Medidata Solutions, Inc.#^	13,455,363
185,131	PAREXEL International Corp.#	9,915,616
127,225	Perrigo Company, PLC	19,141,001
225,045	Regeneron Pharmaceuticals, Inc.#^	71,163,730
225,035	Zimmer Holdings, Inc.	22,519,252

		527,440,464

	Industrials (11.4%)
313,045	B/E Aerospace, Inc.#~	26,652,651
158,025	Boeing Company~	19,038,852
292,991	Chicago Bridge & Iron Company, NV	17,380,226
195,055	Cummins, Inc.	27,188,717
500,100	Delta Air Lines, Inc.	18,733,746
993,210	Eaton Corp., PLC	67,458,823
958,160	Fortune Brands Home & Security, Inc.	36,208,866
510,070	Jacobs Engineering Group, Inc.#	25,916,657
155,045	Proto Labs, Inc.#^	12,558,645
338,050	Rockwell Automation, Inc.	37,746,663
484,140	Spirit Airlines, Inc.#	31,672,439
471,125	Terex Corp.	16,258,524
387,080	Union Pacific Corp.	38,053,835
340,035	United Technologies Corp.	35,754,680

		410,623,324

	Information Technology (31.5%)
2,695,385	Apple, Inc.~	257,597,944
556,215	Cognizant Technology Solutions Corp. - Class A#	27,282,346

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

766,130		eBay, Inc.#	$40,451,664
1,645,350		Facebook, Inc. - Class A#	119,534,677
191,630		Google, Inc. - Class A#	111,059,167
191,625		Google, Inc. - Class C#	109,532,850
353,075		LinkedIn Corp. - Class A#^	63,779,468
1,024,875		MasterCard, Inc. - Class A	75,994,481
1,361,000	TWD	MediaTek, Inc.	21,063,035
276,065		Palo Alto Networks, Inc.#	22,322,616
554,090		QUALCOMM, Inc.	40,836,433
379,065		Salesforce.com, Inc.#	20,564,276
308,065		ServiceNow, Inc.#	18,114,222
717,120		Solarwinds, Inc.#	29,502,317
457,080		Splunk, Inc.#^	21,491,902
222,040		Synaptics, Inc.#	16,037,949
900,375		Taiwan Semiconductor Manufacturing Company, Ltd.	18,007,500
1,975,000	HKD	Tencent Holdings, Ltd.	32,073,526
435,070		VMware, Inc. - Class A#^	43,228,555
273,085		Workday, Inc. - Class A#	22,895,446
568,095		Yahoo!, Inc.#	20,343,482

			1,131,713,856

		Materials (0.5%)
242,040		Eastman Chemical Company	19,067,911

		TOTAL COMMON STOCKS (Cost $2,564,692,364)	3,512,238,917

SHORT TERM INVESTMENT (1.4%)
52,088,193		Fidelity Prime Money Market Fund - Institutional Class (Cost $52,088,193)	52,088,193

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (6.0%)
		Federal Home Loan Bank Discount Notes
40,347,843		0.000%, 09/24/14	40,347,843
26,972,296		0.000%, 09/10/14	26,972,296
26,894,512		Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	26,894,512
13,447,047		Federal National Mortgage Association Discount Note 0.000%, 12/01/14	13,447,047
37,425,987		Goldman Sachs Financial Square Fund	37,425,987
34,727,984		Fidelity Prime Money Market Fund - Institutional Class	34,727,984

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

34,249,909	Morgan Stanley Institutional Liquidity Fund	$34,249,909

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $214,065,578)	214,065,578

TOTAL INVESTMENTS (105.2%) (Cost $2,830,846,135)		3,778,392,688

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.0%)		(214,065,578)

OTHER ASSETS, LESS LIABILITIES (0.8%)		25,636,448

NET ASSETS (100.0%)		$3,589,963,558

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Danish Krone	10/16/14	100,280,000	$18,017,871	$289,217
Northern Trust Company	European Monetary Unit	10/16/14	14,802,000	19,825,434	323,270
Citibank N.A.	Hong Kong Dollar	10/16/14	230,526,000	29,747,879	(3,771)
Northern Trust Company	New Taiwan Dollar	10/16/14	1,181,306,000	39,413,834	136,949
UBS AG	South African Rand	10/16/14	249,155,000	22,955,394	(66,588)
Northern Trust Company	Swiss Franc	10/16/14	16,355,000	18,006,628	339,474

					$1,018,551

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	European Monetary Unit	10/16/14	1,791,000	$2,398,821	$(6,592)
Brown Brothers Harriman & Company	Swiss Franc	10/16/14	16,355,000	18,006,628	(78,784)

					$(85,376)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $2,891,044.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

DKK	Danish Krone
EUR	European Monetary Unit
HKD	Hong Kong Dollar
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.2%)
		Consumer Discretionary (17.0%)
573,300	GBP	Bwin.Party Digital Entertainment, PLC	$826,970
37,340		Cato Corp. - Class A	1,152,312
56,500		Children’s Place, Inc.	2,836,300
73,750		Gap, Inc.	2,958,112
58,200		Lennar Corp. - Class A	2,108,586
48,900		Lions Gate Entertainment Corp.	1,506,120
100,640		Smith & Wesson Holding Corp.#^	1,242,904
50,355		Sotheby’s	1,996,576
34,700		Steven Madden, Ltd.#	1,105,195
25,700		Walt Disney Company^	2,207,116

			17,940,191

		Consumer Staples (2.4%)
41,305		Lorillard, Inc.	2,498,127

		Energy (15.8%)
15,980		Anadarko Petroleum Corp.	1,707,463
30,070		Chevron Corp.	3,886,247
41,400		Exxon Mobil Corp.~	4,096,116
15,555		National Oilwell Varco, Inc.^	1,260,577
78,700		Plains GP Holdings, LP - Class A^	2,338,177
92,655		Seadrill, Ltd.^	3,359,670

			16,648,250

		Financials (29.7%)
36,265		American International Group, Inc.	1,885,055
20,871		Berkshire Hathaway, Inc. - Class B#~	2,617,849
50,000		Cascade Bancorp#	271,000
45,605		Citigroup, Inc.~	2,230,540
78,400		Fifth Third Bancorp	1,605,632
135,000		Fortress Investment Group, LLC - Class A~	977,400
17,155		Goldman Sachs Group, Inc.~	2,965,585
152,505		Investors Bancorp, Inc.	1,578,427
58,855		JPMorgan Chase & Company	3,394,168
77,950		KKR & Co., LP	1,786,614
40,600		PacWest Bancorp	1,691,802
18,855		PNC Financial Services Group, Inc.	1,556,669
25,100		Prudential Financial, Inc.	2,182,947
55,000		UBS, AG#	944,350
42,350		Wells Fargo & Company	2,155,615
121,935		Zions Bancorporation	3,514,167

			31,357,820

		Health Care (11.7%)
40,300		Charles River Laboratories International, Inc.#	2,184,663
27,400		Johnson & Johnson	2,742,466

NUMBER OF SHARES		VALUE

48,925	Merck & Company, Inc.	$2,776,004
75,721	Pfizer, Inc.	2,173,193
44,285	Team Health Holdings, Inc.#	2,504,317

		12,380,643

	Industrials (8.3%)
16,900	Boeing Company~	2,036,112
31,198	NOW, Inc.#	1,004,263
36,735	Raytheon Company	3,334,436
27,995	Stanley Black & Decker, Inc.	2,448,163

		8,822,974

	Information Technology (6.8%)
15,200	Apple, Inc.	1,452,664
2,800	Google, Inc. - Class C#	1,600,480
79,430	Intel Corp.	2,691,883
33,200	Microsoft Corp.	1,432,912

		7,177,939

	Materials (4.5%)
44,445	Avery Dennison Corp.	2,098,248
70,340	Freeport-McMoRan, Inc.	2,618,055

		4,716,303

	TOTAL COMMON STOCKS (Cost $96,393,587)	101,542,247

WARRANT (0.9%) #
	Financials (0.9%)
175,000	Zions Bancorporation 05/22/20, Strike $36.62 (Cost $1,132,678)	901,250

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.8%) #
	Information Technology (0.0%)
30	Google, Inc. Put, 09/20/14, Strike $535.00	15,000

		15,000

	Consumer Discretionary (0.0%)
250	Time Warner, Inc. Call, 08/16/14, Strike $90.00	6,625

		6,625

	Other (0.8%)
7,600	iShares U.S. Real Estate Put, 08/16/14, Strike $70.00	212,800
5,600	Powershares QQQ Trust Series Put, 08/16/14, Strike $95.00	610,400

		823,200

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

	TOTAL PURCHASED OPTIONS (Cost $767,661)	$844,825

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (0.8%)
876,506	Fidelity Prime Money Market Fund - Institutional Class (Cost $876,506)	876,506

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (6.1%)
	Federal Home Loan Bank Discount Notes
1,210,335	0.000%, 09/24/14	1,210,335
809,102	0.000%, 09/10/14	809,102
806,768	Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	806,768
403,378	Federal National Mortgage Association Discount Note 0.000%, 12/01/14	403,378
1,041,753	Fidelity Prime Money Market Fund - Institutional Class	1,041,753
1,122,687	Goldman Sachs Financial Square Fund	1,122,687
1,027,412	Morgan Stanley Institutional Liquidity Fund	1,027,412

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $6,421,435)	6,421,435

TOTAL INVESTMENTS (104.8%) (Cost $105,591,867)		110,586,263

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.1%)		(6,421,435)

OTHER ASSETS, LESS LIABILITIES (1.3%)		1,332,792

NET ASSETS (100.0%)		$105,497,620

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.3%) #
	Consumer Staples (-0.3%)
5,600	Powershares QQQ Trust Series Put, 08/16/14, Strike $92.50	(249,200)
145	Reynolds American, Inc. Call, 02/20/15, Strike $55.00	(52,925)

	TOTAL WRITTEN OPTIONS (Premium $267,079)	(302,125)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,212,042.

FOREIGN CURRENCY ABBREVIATIONS

GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.1%)
		Consumer Discretionary (22.0%)
15,540		Deckers Outdoor Corp.#^	$1,375,445
18,760		Fossil Group, Inc.#	1,838,480
14,000		Home Depot, Inc.	1,131,900
18,500		Michael Kors Holdings, Ltd.#	1,507,380
14,200	ZAR	Naspers, Ltd. - Class N	1,746,275
23,300		Nike, Inc. - Class B	1,797,129
1,735		Priceline Group, Inc.#	2,155,651
16,500		PVH Corp.	1,817,970
12,400		Starbucks Corp.~	963,232

			14,333,462

		Consumer Staples (1.4%)
23,450		Coca-Cola Company~	921,351

		Energy (7.7%)
17,400		Antero Resources Corp.#	1,005,024
13,600		Continental Resources, Inc.#	1,996,208
18,700		Schlumberger, Ltd.~	2,026,893

			5,028,125

		Financials (8.8%)
39,400		Blackstone Group, LP	1,287,592
34,350		Citigroup, Inc.~	1,680,059
26,000		Franklin Resources, Inc.	1,407,900
23,700		JPMorgan Chase & Company	1,366,779

			5,742,330

		Health Care (13.9%)
35,300		Cerner Corp.#	1,948,560
20,000		Gilead Sciences, Inc.#	1,831,000
7,750		Illumina, Inc.#	1,239,303
43,200		Insulet Corp.#^	1,526,688
28,500		Medidata Solutions, Inc.#	1,277,940
3,900		Regeneron Pharmaceuticals, Inc.#	1,233,258

			9,056,749

		Industrials (12.2%)
7,526		Chicago Bridge & Iron Company, NV	446,442
6,900		Cummins, Inc.	961,791
31,450		Eaton Corp., PLC	2,136,084
8,900		Rockwell Automation, Inc.	993,774
14,200		Union Pacific Corp.	1,396,002
18,800		United Technologies Corp.	1,976,820

			7,910,913

		Information Technology (32.1%)
60,900		Apple, Inc.~	5,820,213
47,850		Facebook, Inc. - Class A#	3,476,302

NUMBER OF SHARES			VALUE

3,725		Google, Inc. - Class A#	$2,158,824
3,725		Google, Inc. - Class C#	2,129,210
23,100		MasterCard, Inc. - Class A	1,712,865
83,000	TWD	MediaTek, Inc.	1,284,520
18,200		ServiceNow, Inc.#	1,070,160
26,400		Splunk, Inc.#	1,241,328
19,800		VMware, Inc. - Class A#	1,967,328

			20,860,750

		TOTAL COMMON STOCKS (Cost $50,529,677)	63,853,680

SHORT TERM INVESTMENT (0.0%)
103		Fidelity Prime Money Market Fund - Institutional Class (Cost $103)	103

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.3%)
		Federal Home Bank Loan Discount Notes
165,446		0.000%, 09/24/14	165,446
110,600		0.000%, 09/10/14	110,600
110,281		Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	110,281
55,140		Federal National Mortgage Association Discount Note 0.000%, 12/01/14	55,140
142,402		Fidelity Prime Money Market Fund - Institutional Class	142,402
153,465		Goldman Sachs Financial Square Fund	153,465
140,442		Morgan Stanley Institutional Liquidity Fund	140,442

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $877,776)	877,776

TOTAL INVESTMENTS (99.4%) (Cost $51,407,556)			64,731,559

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.3%)			(877,776)

OTHER ASSETS, LESS LIABILITIES (1.9%)			1,229,653

NET ASSETS (100.0%)			$65,083,436

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	New Taiwan Dollar	10/16/14	38,746,000	$1,292,746	$3,931
UBS AG	South African Rand	10/16/14	19,857,000	1,829,485	(5,307)

					$(1,376)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $585,890.

FOREIGN CURRENCY ABBREVIATIONS

TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (92.4%)
	Consumer Discretionary (16.6%)
10,000	AMC Networks, Inc. - Class A#~	$598,700
43,100	Belmond, Ltd.#^	534,440
18,200	Home Inns & Hotels Management, Inc.#	649,376
12,300	HomeAway, Inc.#	427,056
18,075	IMAX Corp.#^	475,192
60,200	Jamba, Inc.#	717,584
30,900	Kirkland’s, Inc.#	581,229
41,800	LKQ Corp.#	1,093,279
4,000	Monro Muffler Brake, Inc.	203,160
25,650	Multimedia Games Holding Company, Inc.#	618,678
6,300	Red Robin Gourmet Burgers, Inc.#	405,468
18,300	Sotheby’s	725,595
15,200	Vitamin Shoppe, Inc.#	648,280

		7,678,037

	Consumer Staples (1.1%)
6,700	TreeHouse Foods, Inc.#	492,450

	Energy (2.9%)
8,200	Carrizo Oil & Gas, Inc.#	503,562
4,000	Dril-Quip, Inc.#	403,080
51,900	Key Energy Services, Inc.#^	318,666
5,200	Ultra Petroleum Corp.#^	119,184

		1,344,492

	Financials (8.9%)
7,875	CBOE Holdings, Inc.~	381,701
6,900	City National Corp.	519,225
11,100	Evercore Partners, Inc. - Class A	605,616
49,600	FXCM, Inc. - Class A^	675,552
74,300	MGIC Investment Corp.#	549,077
12,200	Portfolio Recovery Associates, Inc.#	719,312
23,800	PrivateBancorp, Inc.	685,440

		4,135,923

	Health Care (23.5%)
27,000	Acadia Healthcare Company, Inc.#~	1,286,820
12,800	Alkermes, PLC#^	547,328
27,700	Allscripts Healthcare Solutions, Inc.#~	440,984
6,400	BioMarin Pharmaceutical, Inc.#~	395,648
16,300	Community Health Systems, Inc.#	777,510
38,400	Endologix, Inc.#^	543,360
20,800	Envision Healthcare Holdings, Inc.#	743,600
15,500	ExamWorks Group, Inc.#	546,995
18,100	Globus Medical, Inc. - Class A#	403,630
27,900	HMS Holdings Corp.#^	513,639

NUMBER OF SHARES		VALUE

8,600	ICON, PLC#	$445,480
13,300	Insulet Corp.#	470,022
8,450	Isis Pharmaceuticals, Inc.#	261,866
4,300	Jazz Pharmaceuticals, PLC#	600,839
9,400	Medidata Solutions, Inc.#	421,496
8,700	MEDNAX, Inc.#	514,866
21,500	Phibro Animal Health Corp.#	407,640
34,600	Spectranetics Corp.#	887,490
52,100	Staar Surgical Company#^	670,527

		10,879,740

	Industrials (15.6%)
14,900	AO Smith Corp.	695,830
6,800	Armstrong World Industries, Inc.#~	331,024
16,700	H&E Equipment Services, Inc.#	604,206
9,500	HEICO Corp.	467,020
9,100	Huron Consulting Group, Inc.#	550,004
10,600	ITT Corp.	487,282
7,100	Manpowergroup, Inc.	553,019
24,100	Norcraft Companies, Inc.#	339,810
4,100	Power Solutions International, Inc.#	250,428
18,100	Quanta Services, Inc.#	606,169
29,400	Roadrunner Transportation Systems, Inc.#	739,116
14,600	TrueBlue, Inc.#	394,054
3,600	United Rentals, Inc.#	381,240
4,200	WABCO Holdings, Inc.#	409,416
22,300	Wesco Aircraft Holdings, Inc.#	422,585

		7,231,203

	Information Technology (22.0%)
29,400	Ciena Corp.#^	574,182
7,400	CommVault Systems, Inc.#	355,348
18,700	Control4 Corp.#^	314,347
18,900	Diodes, Inc.#	481,950
3,450	Equinix, Inc.#	740,094
18,900	FleetMatics Group, PLC#	597,051
23,900	Hollysys Automation Technologies, Ltd.#	527,712
62,700	Infinera Corp.#	576,840
40,300	InterXion Holding, NV#	1,096,160
5,900	InvenSense, Inc.#^	135,759
25,400	Jabil Circuit, Inc.	506,984
51,400	MaxLinear, Inc. - Class A#	487,272
38,900	ON Semiconductor Corp.#~	332,984
14,150	Proofpoint, Inc.#	499,071
60,200	Rubicon Technology, Inc.#^	453,306
12,400	SunEdison, Inc.#	248,000
13,000	Synchronoss Technologies, Inc.#	525,330

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

14,600	Vantiv, Inc. - Class A#	$478,588
25,650	VeriFone Systems, Inc.#	859,531
13,400	Virtusa Corp.#	419,152

		10,209,661

	Materials (1.8%)
19,700	Horsehead Holding Corp.#^	368,981
11,800	PolyOne Corp.	447,810

		816,791

	TOTAL COMMON STOCKS (Cost $43,247,345)	42,788,297

SHORT TERM INVESTMENT (6.9%)
3,198,933	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,198,933)	3,198,933

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (10.0%)
	Federal Home Loan Bank Discount Notes
869,265	0.000%, 09/24/14	869,265
581,098	0.000%, 09/10/14	581,098
579,423	Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	579,423
289,707	Federal National Mortgage Association Discount Note 0.000%, 12/01/14	289,707
748,190	Fidelity Prime Money Market Fund - Institutional Class	748,190
806,316	Goldman Sachs Financial Square Fund	806,316
737,890	Morgan Stanley Institutional Liquidity Fund	737,890

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $4,611,889)	4,611,889

TOTAL INVESTMENTS (109.3%) (Cost $51,058,167)		50,599,119

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.0%)		(4,611,889)

OTHER ASSETS, LESS LIABILITIES (0.7%)		312,088

NET ASSETS (100.0%)		$46,299,318

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $602,833.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

PREFERRED STOCKS (6.5%)
	Financials (6.5%)
47,800	First Republic Bank 6.700%	$1,253,316
43,200	KKR Financial Holdings, LLC 8.375%	1,210,464

	TOTAL PREFERRED STOCKS (Cost $2,454,207)	2,463,780

COMMON STOCKS (88.9%)
	Consumer Discretionary (3.3%)
12,865	Cato Corp. - Class A	397,014
17,200	Meredith Corp.	789,824
1,729	Time, Inc.#	41,669

		1,228,507

	Consumer Staples (4.8%)
10,615	Imperial Tobacco Group, PLC	921,913
14,430	Lorillard, Inc.	872,726

		1,794,639

	Energy (20.2%)
6,400	Chevron Corp.~	827,136
15,470	Enterprise Products Partners, LP~^	1,154,062
8,495	Exxon Mobil Corp.~	840,495
36,800	Kinder Morgan, Inc.	1,324,064
11,510	Plains All American Pipeline, LP	660,099
25,700	Plains GP Holdings, LP - Class A^	763,547
39,305	Seadrill, Ltd.^	1,425,199
11,700	Williams Partners, LP~	592,488

		7,587,090

	Financials (30.8%)
22,300	Blackstone Group, LP~	728,764
56,130	Colony Financial, Inc.~	1,243,279
170,500	Fortress Investment Group, LLC - Class A^	1,234,420
187,730	Hersha Hospitality Trust	1,240,895
52,225	Investors Bancorp, Inc.	540,529
13,485	JPMorgan Chase & Company	777,680
64,375	Medical Properties Trust, Inc.	866,488
57,544	NorthStar Realty Finance Corp.#	926,458
22,580	Oaktree Capital Group, LLC^	1,129,000
6,580	PNC Financial Services Group, Inc.	543,245
11,580	Prudential Financial, Inc.	1,007,113
43,240	Senior Housing Properties Trust	988,466
7,261	Wells Fargo & Company	369,585

		11,595,922

NUMBER OF SHARES		VALUE

	Health Care (6.7%)
9,640	Johnson & Johnson	$964,867
14,765	Merck & Company, Inc.	837,766
25,294	Pfizer, Inc.	725,938

		2,528,571

	Industrials (5.9%)
33,560	General Electric Company~	844,034
6,575	Raytheon Company	596,813
8,735	Stanley Black & Decker, Inc.	763,876

		2,204,723

	Information Technology (6.8%)
27,375	Intel Corp.~	927,739
18,700	Microsoft Corp.	807,092
34,495	Symantec Corp.	816,151

		2,550,982

	Materials (5.9%)
19,265	Avery Dennison Corp.	909,501
34,955	Freeport-McMoRan, Inc.~	1,301,025

		2,210,526

	Telecommunication Services (4.5%)
11,360	AT&T, Inc.~	404,303
25,984	Verizon Communications, Inc.	1,310,113

		1,714,416

	TOTAL COMMON STOCKS (Cost $31,478,973)	33,415,376

WARRANT (0.8%) #
	Financials (0.8%)
57,200	Zions Bancorporation 05/22/20, Strike $36.44 (Cost $370,248)	294,580

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.8%) #
	Consumer Discretionary (0.0%)
85	Time Warner, Inc. Call, 08/16/14, Strike $90.00	2,252

	Other (0.8%)
2,700	iShares U.S. Real Estate Put, 08/16/14, Strike $70.00	75,600
2,000	Powershares QQQ Trust Series Put, 08/16/14, Strike $95.00	218,000

		293,600

	TOTAL PURCHASED OPTIONS (Cost $254,625)	295,852

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (5.1%)
1,905,697	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,905,697)	$1,905,697

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (11.3%)
	Federal Home Loan Bank Discount Notes
804,037	0.000%, 09/24/14	804,037
537,497	0.000%, 09/10/14	537,497
535,945	Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	535,945
267,969	Federal National Mortgage Association Discount Note 0.000%, 12/01/14	267,969
692,048	Fidelity Prime Money Market Fund - Institutional Class	692,048
745,813	Goldman Sachs Financial Square Fund	745,813
682,521	Morgan Stanley Institutional Liquidity Fund	682,521

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $4,265,830)	4,265,830

TOTAL INVESTMENTS (113.4%) (Cost $40,729,580)		42,641,115

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-11.3%)		(4,265,830)

LIABILITIES, LESS OTHER ASSETS (-2.1%)		(769,253)

NET ASSETS (100.0%)		$37,606,032

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.3%) #
	Consumer Staples (-0.3%)
2,000	Powershares QQQ Trust Series Put, 08/16/14, Strike $92.50	(89,000)
50	Reynolds American, Inc. Call, 02/20/15, Strike $55.00	(18,250)

	TOTAL WRITTEN OPTIONS (Premium $94,392)	(107,250)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $665,458.
^	Security, or portion of security, is on loan.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.8%)
		Consumer Discretionary (25.6%)
700		AutoZone, Inc.#~	$361,921
12,200		Conn’s, Inc.#^	488,000
19,000		Deckers Outdoor Corp.#	1,681,690
8,800		Delphi Automotive, PLC	587,840
4,450		Discovery Communications, Inc. - Class A#	379,184
8,900		Fossil Group, Inc.#	872,200
9,000		Harley-Davidson, Inc.	556,380
4,100		Lear Corp.	386,097
14,900		Lions Gate Entertainment Corp.	458,920
12,000		LKQ Corp.#	313,860
17,900		Melco Crown Entertainment, Ltd.	594,280
8,200		Michael Kors Holdings, Ltd.#~	668,136
2,300		Mohawk Industries, Inc.#	286,971
8,049	EUR	Moncler, S.p.A.	121,580
3,700	DKK	Pandora, A/S	253,195
2,350		Panera Bread Company - Class A#~	346,155
8,000		PVH Corp.	881,440
4,250		Scripps Networks Interactive, Inc. - Class A	350,242
149,600		Sirius XM Holdings, Inc.#^	505,648
9,750		Urban Outfitters, Inc.#	348,368
4,800		Whirlpool Corp.~	684,672
10,700		Williams-Sonoma, Inc.	717,649

			11,844,428

		Consumer Staples (2.2%)
5,500		Kroger Company	269,390
17,100		WhiteWave Foods Company - Class A#	509,409
6,500		Whole Foods Market, Inc.	248,430

			1,027,229

		Energy (8.3%)
7,500		Antero Resources Corp.#~	433,200
5,600		Baker Hughes, Inc.~	385,112
11,300		Bonanza Creek Energy, Inc.#	633,478
2,000		Cimarex Energy Company	278,040
5,100		Continental Resources, Inc.#	748,578
6,100		Dresser-Rand Group, Inc.#	363,011
12,700		Oasis Petroleum, Inc.#	678,815
9,700		Sanchez Energy Corp.#	307,684

			3,827,918

		Financials (10.0%)
2,350		Affiliated Managers Group, Inc.#~	468,237
10,400		Arthur J. Gallagher & Company	468,000
13,600		Blackstone Group, LP	444,448
13,200		First Republic Bank	616,704

NUMBER OF SHARES			VALUE

53,000		MGIC Investment Corp.#	$391,670
15,733		Och-Ziff Capital Management Group, LLC - Class A	214,126
6,900		State Street Corp.	486,036
6,550		SVB Financial Group#	714,081
4,100		T. Rowe Price Group, Inc.	318,406
47,900		WisdomTree Investments, Inc.#	491,454

			4,613,162

		Health Care (16.1%)
6,300		Align Technology, Inc.#~	341,523
699		Cepheid#	26,310
25,100		Cerner Corp.#	1,385,520
2,750		Covance, Inc.#	230,780
17,500		Foundation Medicine, Inc.#^	394,100
4,425		Illumina, Inc.#	707,602
20,800		Insulet Corp.#	735,072
3,500		Jazz Pharmaceuticals, PLC#	489,055
18,400		Medidata Solutions, Inc.#	825,056
3,369		PAREXEL International Corp.#	180,444
1,650		Perrigo Company, PLC	248,242
3,175		Regeneron Pharmaceuticals, Inc.#	1,003,998
19,500		XenoPort, Inc.#	83,655
7,725		Zimmer Holdings, Inc.	773,041

			7,424,398

		Industrials (13.1%)
8,100		B/E Aerospace, Inc.#~	689,634
3,993		Chicago Bridge & Iron Company, NV	236,865
4,700		Cummins, Inc.	655,133
16,500		Fortune Brands Home & Security, Inc.~	623,535
4,900		IHS, Inc. - Class A#	643,713
11,700		Jacobs Engineering Group, Inc.#	594,477
6,000		Manpowergroup, Inc.	467,340
5,700		MSC Industrial Direct Company, Inc. - Class A	486,153
2,750		Proto Labs, Inc.#^	222,750
4,700		Rockwell Automation, Inc.	524,802
9,800		Spirit Airlines, Inc.#	641,116
8,200		Terex Corp.	282,982

			6,068,500

		Information Technology (18.9%)
16,000		Ambarella, Inc.#^	457,760
1,500	CAD	Constellation Software, Inc.	356,308
5,700		Cree, Inc.#	269,211
18,100		Hollysys Automation Technologies, Ltd.#	399,648
2,900		Intuit, Inc.	237,713
18,700		InvenSense, Inc.#^	430,287

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

9,100		LinkedIn Corp. - Class A#	$1,643,824
35,000	TWD	MediaTek, Inc.	541,665
11,900		Mellanox Technologies, Ltd.#	495,635
38,900		ON Semiconductor Corp.#	332,984
3,500		Palo Alto Networks, Inc.#	283,010
8,900		ServiceNow, Inc.#	523,320
16,800		Solarwinds, Inc.#	691,152
12,500		Splunk, Inc.#	587,750
5,600		Synaptics, Inc.#	404,488
18,900		Teradyne, Inc.	344,358
6,000		Vantiv, Inc. - Class A#	196,680
6,200		Workday, Inc. - Class A#	519,808

			8,715,601

		Materials (2.6%)
5,750		Eastman Chemical Company	452,985
7,800		KapStone Paper and Packaging Corp.#	231,972
5,000		Packaging Corp. of America	330,800
7,200		RTI International Metals, Inc.#	178,992

			1,194,749

		TOTAL COMMON STOCKS (Cost $45,225,304)	44,715,985

SHORT TERM INVESTMENT (1.5%)
693,258		Fidelity Prime Money Market Fund - Institutional Class (Cost $693,258)	693,258

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (5.6%)
		Federal Home Loan Bank Discount Notes
485,395		0.000%, 09/24/14	485,395
324,483		0.000%, 09/10/14	324,483
323,548		Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	323,548
161,771		Federal National Mortgage Association Discount Note 0.000%, 12/01/14	161,771
450,244		Goldman Sachs Financial Square Fund	450,244
417,786		Fidelity Prime Money Market Fund - Institutional Class	417,786
412,035		Morgan Stanley Institutional Liquidity Fund	412,035

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $2,575,262)	2,575,262

NUMBER OF SHARES/ PRINCIPAL AMOUNT	VALUE

TOTAL INVESTMENTS (103.9%) (Cost $48,493,824)	$47,984,505

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.6%)	(2,575,262)

OTHER ASSETS, LESS LIABILITIES (1.7%)	780,366

NET ASSETS (100.0%)	$46,189,609

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Canadian Dollar	10/16/14	379,000	$346,973	$6,054
Northern Trust Company	Danish Krone	10/16/14	1,502,000	269,873	4,332
Northern Trust Company	European Monetary Unit	10/16/14	137,000	183,494	2,992
Northern Trust Company	New Taiwan Dollar	10/16/14	16,339,000	545,145	1,657

					$15,035

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	Danish Krone	10/16/14	89,000	$15,991	$(43)
Brown Brothers Harriman & Company	European Monetary Unit	10/16/14	17,000	22,769	(63)

					$(106)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $612,986.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
DKK	Danish Krone
EUR	European Monetary Unit
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.7%)
		Consumer Discretionary (20.4%)
114,000	GBP	ASOS, PLC#	$4,792,443
129,000	CHF	Compagnie Financière Richemont, SA	12,241,099
1,140,000	GBP	Crest Nicholson Holdings, PLC	6,743,575
85,000		Delphi Automotive, PLC	5,678,000
751,000	TWD	Eclat Textile Company, Ltd.	8,329,117
500,000	BRL	Estacio Participacoes, SA	6,203,857
51,000	KRW	Hyundai Motor Company	12,073,184
245,000		Melco Crown Entertainment, Ltd.~	8,134,000
3,500,000	HKD	MGM China Holdings, Ltd.	12,798,269
654,669	EUR	Moncler, S.p.A.	9,888,732
165,000	ZAR	Naspers, Ltd. - Class N	20,291,227
407,000	DKK	Pandora, A/S	27,851,415
295,000	GBP	Persimmon, PLC#	6,213,145
545,000	JPY	Rakuten, Inc.	7,157,472
109,000	JPY	Toyota Motor Corp.	6,435,366
615,131	GBP	WPP, PLC	12,245,142

			167,076,043

		Consumer Staples (5.5%)
155,000	EUR	Anheuser-Busch InBev, NV	16,729,581
203,000	JPY	Asahi Group Holdings, Ltd.	6,122,205
110,000	CHF	Nestlé, SA	8,144,408
335,000	JPY	Seven & I Holdings Company, Ltd.	13,941,229

			44,937,423

		Energy (5.0%)
10,000,000	HKD	Anton Oilfield Services Group	5,617,839
280,000	CAD	Gran Tierra Energy, Inc.#	1,856,651
150,000		Schlumberger, Ltd.~	16,258,500
60,000	EUR	Technip, SA	5,542,488
245,000	CAD	Tourmaline Oil Corp.#	11,533,774

			40,809,252

		Financials (16.0%)
3,025,400	HKD	AIA Group, Ltd.	16,208,280
428,600	EUR	Azimut Holding, S.p.A	11,032,455
1,370,000	GBP	Countrywide, PLC	11,993,405
713,000	CHF	Credit Suisse Group, AG#	19,342,088
838,000	JPY	Daiwa Securities Group, Inc.	7,035,839
278,000	EUR	Deutsche Annington Immobilien, SE	8,528,384
1,310,000	MXN	Grupo Financiero Banorte, SAB de CV	8,715,166
1,536,578	GBP	Henderson Group, PLC	6,281,309
635,000	GBP	HSBC Holdings, PLC	6,807,786
4,285,000	PHP	Metropolitan Bank & Trust Company	8,426,265
24,500	CHF	Partners Group Holding, AG	6,141,547
157,958	GBP	Schroders, PLC	6,346,663

NUMBER OF SHARES			VALUE

483,000	GBP	St. James’s Place, PLC	$5,903,665
179,000	SEK	Svenska Handelsbanken, AB - Class A	8,620,712

			131,383,564

		Health Care (7.9%)
98,000	AUD	CSL, Ltd.	6,105,745
477,000	INR	Glenmark Pharmaceuticals, Ltd.	5,176,824
3,200,000	AUD	Healthscope, Ltd.#	6,720,696
184,582	INR	Lupin, Ltd.	3,597,841
370,000	DKK	Novo Nordisk, A/S - Class B	17,031,909
80,000	EUR	Sanofi	8,399,274
160,400	JPY	Sawai Pharmaceutical Company, Ltd.	9,090,669
98,000	EUR	UCB, SA	8,988,967

			65,111,925

		Industrials (12.8%)
125,000	EUR	Airbus Group, NV	7,252,526
29,535		Chicago Bridge & Iron Company, NV~	1,752,016
123,600		Eaton Corp., PLC	8,394,912
2,120,000	MXN	Empresas ICA SAB de CV#	3,758,911
141,000	JPY	FANUC Corp.	24,369,073
590,000	HKD	Hutchison Whampoa, Ltd.	8,003,613
496,000	EUR	Koninklijke Philips, NV	15,287,003
875,000	GBP	Michael Page International, PLC	6,287,903
260,000	JPY	MISUMI Group, Inc.	8,286,119
154,000	JPY	Nidec Corp.	10,029,515
201,250	EUR	Safran, SA	11,826,920

			105,248,511

		Information Technology (24.2%)
6,550,000	TWD	Advanced Semiconductor Engineering, Inc.	7,778,734
761,000	GBP	ARM Holdings, PLC	10,833,952
120,000		Avago Technologies, Ltd.	8,325,600
216,000	BRL	Cielo, SA	3,951,074
97,000	CAD	Constellation Software, Inc.	23,041,225
29,334	EUR	Dialog Semiconductor, PLC#	892,132
230,000	TWD	Hermes Microvision, Inc.	8,919,508
6,750,000	HKD	Lenovo Group, Ltd.	9,207,588
548,000	SEK	LM Ericsson Telephone Company - Class B	6,823,634
1,193,000	TWD	MediaTek, Inc.	18,463,042
253,600		Mellanox Technologies, Ltd.#	10,562,440
203,400		NXP Semiconductor, NV#	12,681,990
112,500	EUR	SAP, SE	8,841,587
131,742	KRW	SK Hynix, Inc.#	5,732,038
4,123,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	16,530,271
272,000	INR	Tata Consultancy Services, Ltd.	11,565,414
139,000		TE Connectivity, Ltd.	8,602,710

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

1,103,900	HKD	Tencent Holdings, Ltd.	$17,927,071
196,000	EUR	Wirecard, AG	7,270,109

			197,950,119

		Materials (2.4%)
5,000,000	MXN	Cemex, SAB de CV#	6,289,713
1,150,000	GBP	Glencore, PLC	6,949,026
1,729,300	MXN	Grupo Mexico, SAB de CV - Series B	6,153,273

			19,392,012

		Telecommunication Services (2.5%)
27,083	KRW	SK Telecom Company, Ltd.	6,952,258
186,000	JPY	SoftBank Corp.	13,371,218

			20,323,476

		TOTAL COMMON STOCKS (Cost $743,486,884)	792,232,325

SHORT TERM INVESTMENT (3.7%)
30,707,150		Fidelity Prime Money Market Fund - Institutional Class (Cost $30,707,150)	30,707,150

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.1%)
		Federal Home Loan Bank Discount Notes
1,712,938		0.000%, 09/24/14	1,712,938
1,145,089		0.000%, 09/10/14	1,145,089
1,141,787		Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	1,141,787
570,884		Federal National Mortgage Association Discount Note 0.000%, 12/01/14	570,884
1,474,351		Fidelity Prime Money Market Fund - Institutional Class	1,474,351
1,588,893		Goldman Sachs Financial Square Fund	1,588,893
1,454,054		Morgan Stanley Institutional Liquidity Fund	1,454,054

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $9,087,996)	9,087,996

TOTAL INVESTMENTS (101.5%) (Cost $783,282,030)			$832,027,471

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.1%)			(9,087,996)

LIABILITIES, LESS OTHER ASSETS (-0.4%)			(3,610,103)

NET ASSETS (100.0%)			$819,329,372

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $527,630.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2014

	Value	% of Total Investments
European Monetary Unit	$120,480,158	14.5%
US Dollar	120,185,314	14.5%
Japanese Yen	105,838,705	12.7%
British Pound Sterling	91,398,014	11.0%
Hong Kong Dollar	69,762,660	8.4%
New Taiwan Dollar	60,020,672	7.2%
Swiss Franc	45,869,142	5.5%
Danish Krone	44,883,324	5.4%
Canadian Dollar	36,431,650	4.4%
Mexican Peso	24,917,063	3.0%
South Korean Won	24,757,480	3.0%
Indian Rupee	20,340,079	2.4%
South African Rand	20,291,227	2.4%
Swedish Krona	15,444,346	1.9%
Australian Dollar	12,826,441	1.5%
Brazilian Real	10,154,931	1.2%
Philippine Peso	8,426,265	1.0%

Total Investments	$832,027,471	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (19.9%)
		Consumer Discretionary (3.0%)
4,800,000	EUR	FF Group Finance Luxembourg 1.750%, 07/03/19	$6,529,071
3,800,000		MGM Resorts International~ 4.250%, 04/15/15	5,656,680
4,250,000	EUR	Steinhoff Finance Holding, GmbH 4.500%, 03/31/18	7,511,089

			19,696,840

		Energy (0.7%)
3,900,000	EUR	Technip, SA 0.500%, 01/01/16	4,634,840

		Financials (4.3%)
9,000,000		AYC Finance, Ltd.* 0.500%, 05/02/19	9,814,729
49,000,000	HKD	Haitong International Securities Group, Ltd.* 1.250%, 07/18/18	7,862,094
9,000,000		National Bank of Abu Dhabi* 1.000%, 03/12/18	9,990,000

			27,666,823

		Health Care (1.0%)
7,600,000	SGD	Indah Capital, Ltd.* 0.000%, 10/24/18	6,473,055

		Industrials (2.3%)
3,100,000		Larsen & Toubro, Ltd. 3.500%, 10/22/14	3,136,399
475,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	5,886,496
5,250,000		Siemens, AG* 1.050%, 08/16/17	5,714,904

			14,737,799

		Information Technology (5.5%)
10,200,000		Advanced Semiconductor Engineering, Inc.* 0.000%, 09/05/18	12,083,517
3,600,000		Dialog Semiconductor, PLC* 1.000%, 04/12/17	4,394,404
12,700,000		Epistar Corp.* 0.000%, 08/07/18	14,885,284
3,000,000		SK Hynix, Inc.* 2.650%, 05/14/15	4,284,508

			35,647,713

		Materials (3.1%)
11,500,000		Cemex, SAB de CV 3.250%, 03/15/16	15,928,765
3,800,000		Glencore Finance Europe, SA 5.000%, 12/31/14	4,407,117

			20,335,882

NUMBER OF SHARES			VALUE

		TOTAL CONVERTIBLE BONDS (Cost $125,388,320)	$129,192,952

COMMON STOCKS (79.5%)
		Consumer Discretionary (18.8%)
3,616,971	MXN	Alsea, SAB de CV#^	12,355,704
7,700,000	IDR	Astra International, Tbk PT	5,084,656
2,500,000	HKD	Brilliance China Automotive Holdings, Ltd.	4,697,942
48,000	CHF	Compagnie Financière Richemont, SA	4,554,828
1,132,000	TWD	Eclat Textile Company, Ltd.	12,554,674
655,000	BRL	Estacio Participacoes, SA	8,127,052
84,100	KRW	Hyundai Motor Company	19,908,917
264,796	BRL	Kroton Educacional, SA	7,051,889
3,740,000	IDR	Matahari Department Store, Tbk PT	4,653,080
255,000		Melco Crown Entertainment, Ltd.	8,466,000
2,781,600	HKD	MGM China Holdings, Ltd.	10,171,333
525,000	INR	Motherson Sumi Systems, Ltd.	3,148,187
5,000,000	HKD	NagaCorp, Ltd.^	4,382,049
141,000	ZAR	Naspers, Ltd. - Class N	17,339,776

			122,496,087

		Consumer Staples (4.8%)
1,164,500	BRL	AMBEV, SA	8,043,070
1,579,000	HKD	Biostime International Holdings, Ltd.^	7,191,317
832,750	INR	ITC, Ltd.	4,875,904
79,000		Mondelez International, Inc. - Class A~	2,844,000
5,100,000	PHP	Puregold Price Club, Inc.	4,921,392
360,000	BRL	Raia Drogasil, SA	3,010,115

			30,885,798

		Energy (6.9%)
48,000		Anadarko Petroleum Corp.~	5,128,800
14,180,000	HKD	Anton Oilfield Services Group^	7,966,095
1,075,000	CAD	Gran Tierra Energy, Inc.#	7,128,216
4,000,000	HKD	PetroChina Company, Ltd. - Class H	5,184,282
6,200,000	MYR	Sapurakencana Petroleum, Bhd	8,340,040
83,000	ZAR	Sasol, Ltd.	4,787,718
58,000		Schlumberger, Ltd.~	6,286,620

			44,821,771

		Financials (15.7%)
1,938,000	HKD	AIA Group, Ltd.	10,382,642
577,500	INR	Axis Bank, Ltd.	3,737,088
5,725,000	IDR	Bank Mandiri Persero, Tbk PT	4,981,643
3,500,000	IDR	Bank Rakyat Indonesia Persero, Tbk PT	3,357,100
380,000	BRL	BB Seguridade Participacoes, SA	5,544,022
112,811	ZAR	Coronation Fund Managers, Ltd.	1,029,469
62,000		Credicorp, Ltd.	9,171,040
1,040,000	MXN	Fibra Uno Administracion, SA de CV	3,652,587

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

2,167,000	MXN	Grupo Financiero Banorte, SAB de CV	$14,416,615
275,000	EUR	Hellenic Exchanges - Athens Stock Exchange, SA Holding#	2,720,614
628,000	HKD	HSBC Holdings, PLC	6,727,610
400,000	INR	ICICI Bank, Ltd.	9,653,808
421,300		Itau Unibanco Holding, SA	6,488,020
558,000	THB	Kasikornbank, PCL	3,656,317
7,365,000	PHP	Metropolitan Bank & Trust Company	14,482,950
2,584,000	HKD	Value Partners Group, Ltd.	1,872,454

			101,873,979

		Health Care (2.3%)
500,000	INR	Glenmark Pharmaceuticals, Ltd.	5,426,441
138,437	INR	Lupin, Ltd.	2,698,391
146,655	DKK	Novo Nordisk, A/S - Class B	6,750,850

			14,875,682

		Industrials (5.0%)
41,000		Cummins, Inc.~	5,714,990
2,450,000	MXN	Empresas ICA SAB de CV#^	4,344,024
35,000	JPY	FANUC Corp.	6,049,061
196,000		Grana y Montero, SAA	3,273,200
484,000	HKD	Hutchison Whampoa, Ltd.	6,565,675
205,000	EUR	Koninklijke Philips, NV	6,318,217

			32,265,167

		Information Technology (21.3%)
135,100		Apple, Inc.~	12,911,507
20,000		Baidu, Inc.#	4,321,000
250,000	BRL	Cielo, SA	4,573,003
200,000	INR	HCL Technologies, Ltd.	5,128,679
332,000	TWD	Hermes Microvision, Inc.	12,875,116
129,000		Hollysys Automation Technologies, Ltd.#	2,848,320
6,501,000	HKD	Lenovo Group, Ltd.^	8,867,930
140,000	BRL	Linx, SA	3,332,231
1,143,000	TWD	MediaTek, Inc.	17,689,235
80,000		NXP Semiconductor, NV#	4,988,000
14,500	KRW	Samsung Electronics Company, Ltd.	18,766,109
3,209,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	12,868,389
360,000	INR	Tata Consultancy Services, Ltd.	15,307,166
841,500	HKD	Tencent Holdings, Ltd.	13,665,758

			138,142,443

		Materials (1.7%)
1,810,000	MXN	Grupo Mexico, SAB de CV - Series B^	6,440,423
3,500,000	IDR	Semen Indonesia (Persero), Tbk PT	4,909,203

			11,349,626

NUMBER OF SHARES			VALUE

		Telecommunication Services (2.6%)
27,900	KRW	SK Telecom Company, Ltd.	$7,161,984
138,600	JPY	SoftBank Corp.	9,963,713

			17,125,697

		Utilities (0.4%)
14,816,200	PHP	Travellers International Hotel Group, Inc.#	2,904,415

		TOTAL COMMON STOCKS (Cost $483,244,535)	516,740,665

SHORT TERM INVESTMENT (3.0%)
19,742,755		Fidelity Prime Money Market Fund - Institutional Class (Cost $19,742,755)	19,742,755

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.5%)
		Federal Home Loan Bank Discount Notes
3,019,818		0.000%, 09/24/14	$3,019,818
2,018,731		0.000%, 09/10/14	2,018,731
2,012,908		Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	2,012,908
1,006,439		Federal National Mortgage Association Discount Note 0.000%, 12/01/14	1,006,439
2,599,201		Fidelity Prime Money Market Fund - Institutional Class	2,599,201
2,801,132		Goldman Sachs Financial Square Fund	2,801,132
2,563,420		Morgan Stanley Institutional Liquidity Fund	2,563,420

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $16,021,649)	16,021,649

TOTAL INVESTMENTS (104.9%) (Cost $644,397,259)			681,698,021

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.5%)			(16,021,649)

LIABILITIES, LESS OTHER ASSETS (-2.4%)			(15,888,224)

NET ASSETS (100.0%)			$649,788,148

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $503,029.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2014, there were no 144A securities that could not be exchanged to the registered form.
#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2014

	Value	% of Total Investments
US Dollar	$198,502,208	29.1%
Hong Kong Dollar	95,537,181	14.0%
New Taiwan Dollar	55,987,414	8.2%
Indian Rupee	49,975,664	7.3%
South Korean Won	45,837,010	6.7%
Mexican Peso	41,209,353	6.0%
Brazilian Real	39,681,382	5.8%
European Monetary Unit	27,713,831	4.1%
South African Rand	23,156,963	3.4%
Indonesian Rupiah	22,985,682	3.4%
Philippine Peso	22,308,757	3.3%
Japanese Yen	21,899,270	3.2%
Malaysian Ringgit	8,340,040	1.2%
Canadian Dollar	7,128,216	1.1%
Danish Krone	6,750,850	1.0%
Singapore Dollar	6,473,055	1.0%
Swiss Franc	4,554,828	0.7%
Thai Baht	3,656,317	0.5%

Total Investments	$681,698,021	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCK (1.3%)
		Financials (1.3%)
12,980	BRL	Itau Unibanco Holding, SA 0.000% (Cost $200,408)	$200,815

COMMON STOCKS (98.3%)
		Consumer Discretionary (21.1%)
100,600	MXN	Alsea, SAB de CV#^	343,653
256,000	IDR	Astra International, Tbk PT	169,048
74,000	HKD	Brilliance China Automotive Holdings, Ltd.	139,059
24,000	TWD	Eclat Textile Company, Ltd.	266,177
22,642	BRL	Estacio Participacoes, SA	280,935
2,000	EUR	Folli Follie, SA#	83,625
2,060	KRW	Hyundai Motor Company	487,662
6,194	BRL	Kroton Educacional, SA	164,955
130,037	IDR	Matahari Department Store, Tbk PT	161,784
6,990		Melco Crown Entertainment, Ltd.	232,068
69,000	HKD	MGM China Holdings, Ltd.	252,309
134,000	HKD	NagaCorp, Ltd.	117,439
3,775	ZAR	Naspers, Ltd. - Class N	464,239
22,000	ZAR	Steinhoff International Holdings, Ltd.	109,899

			3,272,852

		Consumer Staples (5.9%)
41,400	BRL	AMBEV, SA	285,945
50,500	HKD	Biostime International Holdings, Ltd.	229,995
38,900		ITC, Ltd.#	228,810
166,100	PHP	Puregold Price Club, Inc.	160,283

			905,033

		Energy (8.5%)
450,000	HKD	Anton Oilfield Services Group^	252,803
66,000	HKD	China Oilfield Services, Ltd. - Class H	164,295
92,000	HKD	CNOOC, Ltd.	162,736
131,000	HKD	PetroChina Company, Ltd. - Class H	169,785
24,700	THB	PTT Exploration & Production PCL	125,000
239,500	MYR	Sapurakencana Petroleum, Bhd	322,168
2,100	ZAR	Sasol, Ltd.	121,135

			1,317,922

		Financials (22.4%)
253,000	HKD	Agricultural Bank of China, Ltd.	122,566
47,000	HKD	AIA Group, Ltd.	251,798
4,250		Axis Bank, Ltd.	136,297
318,200	PHP	Ayala Land, Inc.	226,433
191,000	IDR	Bank Mandiri Persero, Tbk PT	166,200
174,000	IDR	Bank Rakyat Indonesia Persero, Tbk PT	166,896
15,800	BRL	BB Seguridade Participacoes, SA	230,515

NUMBER OF SHARES			VALUE

14,114	ZAR	Coronation Fund Managers, Ltd.	$128,799
2,020		Credicorp, Ltd.	298,798
25,000	MXN	Fibra Uno Administracion, SA de CV	87,803
58,800	MXN	Grupo Financiero Banorte, SAB de CV	391,185
80,000	HKD	Haitong Securities Company, Ltd. - Class H	132,604
7,000	EUR	Hellenic Exchanges - Athens Stock Exchange, SA Holding#	69,252
3,200		ICICI Bank, Ltd.	160,064
20,200	THB	Kasikornbank, PCL	130,722
38,000	MYR	Malayan Banking, Bhd	117,216
217,000	PHP	Metropolitan Bank & Trust Company	426,721
313,000	HKD	Value Partners Group, Ltd.	226,810

			3,470,679

		Health Care (1.6%)
3,100	ZAR	Aspen Pharmacare Holdings, Ltd.	83,783
3,590		Dr. Reddy’s Laboratories, Ltd.^	160,652

			244,435

		Industrials (4.7%)
213,000	HKD	AviChina Industry & Technology Company, Ltd. - Class H	122,873
68,000	HKD	China State Construction International Holdings, Ltd.	119,743
79,000	MXN	Empresas ICA SAB de CV#^	140,072
7,400		Grana y Montero, SAA	123,580
1,500		Larsen & Toubro, Ltd.	36,855
800,000	IDR	Wijaya Karya Persero, Tbk PT	180,218

			723,341

		Information Technology (25.4%)
124,000	TWD	Advanced Semiconductor Engineering, Inc.	147,261
1,495		Baidu, Inc.#	322,995
6,300	BRL	Cielo, SA	115,240
18,000	TWD	eMemory Technology, Inc.	163,521
131,000	TWD	Epistar Corp.	285,213
9,000	TWD	Hermes Microvision, Inc.	349,024
9,425		Hollysys Automation Technologies, Ltd.#	208,104
2,200		Infosys, Ltd.	120,604
187,000	HKD	Lenovo Group, Ltd.	255,084
5,300	BRL	Linx, SA	126,149
28,000	TWD	MediaTek, Inc.	433,332
350	KRW	Samsung Electronics Company, Ltd.	452,975
3,300	KRW	SK Hynix, Inc.#	143,582
79,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	316,733
20,900	HKD	Tencent Holdings, Ltd.	339,411
12,985		Wipro, Ltd.	149,977

			3,929,205

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Materials (5.2%)
242,840	MXN	Cemex, SAB de CV#	$305,479
56,200	MXN	Grupo Mexico, SAB de CV - Series B^	199,973
121,000	IDR	Semen Indonesia (Persero), Tbk PT	169,718
9,351	BRL	Vale, SA	134,160

			809,330

		Telecommunication Services (2.5%)
5,850	ZAR	MTN Group, Ltd.	121,091
1,040	KRW	SK Telecom Company, Ltd.	266,970

			388,061

		Utilities (1.0%)
816,900	PHP	Travellers International Hotel Group, Inc.#	160,137

		TOTAL COMMON STOCKS (Cost $15,132,375)	15,220,995

SHORT TERM INVESTMENT (0.0%)
22		Fidelity Prime Money Market Fund - Institutional Class (Cost $22)	22

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.2%)
		Federal Home Loan Bank Discount Notes
62,892		0.000%, 09/24/14	62,892
42,043		0.000%, 09/10/14	42,043
20,960		Federal National Mortgage Association Discount Note 0.000%, 12/01/14	20,960
41,921		Federal Home Loan Mortgage Corp. Discount Note 0.000%, 12/01/14	41,921
54,132		Fidelity Prime Money Market Fund - Institutional Class	54,132
58,337		Goldman Sachs Financial Square Fund	58,337
53,387		Morgan Stanley Institutional Liquidity Fund	53,387

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $333,672)	$333,672

TOTAL INVESTMENTS (101.8%) (Cost $15,666,477)			15,755,504

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.2%)			(333,672)

OTHER ASSETS, LESS LIABILITIES (0.4%)			59,829

NET ASSETS (100.0%)			$15,481,661

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
THB	Thailand Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2014

	Value	% of Total Investments
Hong Kong Dollar	$3,059,310	19.4%
US Dollar	2,512,498	15.9%
New Taiwan Dollar	1,961,261	12.5%
Brazilian Real	1,538,714	9.8%
Mexican Peso	1,468,165	9.3%
South Korean Won	1,351,189	8.6%
South African Rand	1,028,946	6.5%
Indonesian Rupiah	1,013,864	6.4%
Philippine Peso	973,574	6.2%
Malaysian Ringgit	439,384	2.8%
Thai Baht	255,722	1.6%
European Monetary Unit	152,877	1.0%

Total Investments	$15,755,504	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.4%)
		Consumer Discretionary (21.0%)
11,100		Amazon.com, Inc.#	$3,474,189
37,000	CHF	Compagnie Financière Richemont, SA	3,511,013
21,100		Deckers Outdoor Corp.#~^	1,867,561
29,500		Delphi Automotive, PLC	1,970,600
117,000	TWD	Eclat Textile Company, Ltd.	1,297,612
100,000	BRL	Estacio Participacoes, SA	1,240,771
19,000		Fossil Group, Inc.#	1,862,000
30,400		Harley-Davidson, Inc.	1,879,328
13,000	KRW	Hyundai Motor Company	3,077,478
60,000		Melco Crown Entertainment, Ltd.	1,992,000
761,200	HKD	MGM China Holdings, Ltd.	2,783,441
129,022	EUR	Moncler, S.p.A.	1,948,869
43,000	ZAR	Naspers, Ltd. - Class N	5,288,017
105,500	DKK	Pandora, A/S	7,219,470
2,500		Priceline Group, Inc.#	3,106,125
190,200	JPY	Rakuten, Inc.	2,497,892
32,700	JPY	Toyota Motor Corp.	1,930,610
38,800		Urban Outfitters, Inc.#^	1,386,324
124,000	GBP	WPP, PLC	2,468,413

			50,801,713

		Consumer Staples (4.4%)
23,500	EUR	Anheuser-Busch InBev, NV	2,536,420
80,000	JPY	Asahi Group Holdings, Ltd.	2,412,692
43,000		Coca-Cola Company	1,689,470
47,000		Mondelez International, Inc. - Class A	1,692,000
55,000	JPY	Seven & I Holdings Company, Ltd.	2,288,858

			10,619,440

		Energy (5.0%)
15,000		Anadarko Petroleum Corp.~	1,602,750
1,900,000	HKD	Anton Oilfield Services Group^	1,067,389
9,000		Continental Resources, Inc.#~	1,321,020
16,750		EOG Resources, Inc.~	1,833,120
15,000		Occidental Petroleum Corp.	1,465,650
44,800		Schlumberger, Ltd.	4,855,872

			12,145,801

		Financials (15.4%)
653,600	HKD	AIA Group, Ltd.	3,501,597
48,000		Arthur J. Gallagher & Company	2,160,000
40,500	EUR	Azimut Holding, S.p.A	1,042,498
102,000		Blackstone Group, LP~	3,333,360
90,000		Citigroup, Inc.~	4,401,900
140,000	GBP	Countrywide, PLC	1,225,603
87,000	JPY	Daiwa Securities Group, Inc.	730,451

NUMBER OF SHARES			VALUE

61,000	EUR	Deutsche Annington Immobilien, SE	$1,871,336
25,000		First Republic Bank	1,168,000
22,600		Franklin Resources, Inc.	1,223,790
165,000	MXN	Grupo Financiero Banorte, SAB de CV^	1,097,712
485,000	GBP	Henderson Group, PLC	1,982,610
235,200	GBP	HSBC Holdings, PLC	2,521,561
638,000	PHP	Metropolitan Bank & Trust Company	1,254,599
91,000	GBP	St. James’s Place, PLC	1,112,285
20,000		State Street Corp.	1,408,800
24,200		SVB Financial Group#	2,638,284
33,000		Waddell & Reed Financial, Inc. - Class A	1,742,070
30,000		Wells Fargo & Company~	1,527,000
121,000		WisdomTree Investments, Inc.#^	1,241,460

			37,184,916

		Health Care (10.6%)
40,000		Celgene Corp.#~	3,486,000
76,500		Cerner Corp.#~	4,222,800
43,100		Gilead Sciences, Inc.#	3,945,805
13,500		Illumina, Inc.#	2,158,785
27,000		Medidata Solutions, Inc.#	1,210,680
140,000	DKK	Novo Nordisk, A/S - Class B	6,444,506
8,500		Regeneron Pharmaceuticals, Inc.#^	2,687,870
15,500		Zimmer Holdings, Inc.	1,551,085

			25,707,531

		Industrials (8.5%)
30,000	EUR	Airbus Group, NV	1,740,606
9,239		Chicago Bridge & Iron Company, NV~	548,057
13,000		Cummins, Inc.~	1,812,070
40,300		Eaton Corp., PLC	2,737,176
28,000	JPY	FANUC Corp.	4,839,249
102,000	HKD	Hutchison Whampoa, Ltd.	1,383,675
110,000	EUR	Koninklijke Philips, NV	3,390,263
52,000	EUR	Safran, SA	3,055,900
11,000		United Technologies Corp.	1,156,650

			20,663,646

		Information Technology (29.2%)
121,225		Apple, Inc.~	11,585,473
125,000	GBP	ARM Holdings, PLC	1,779,559
37,700		Cognizant Technology Solutions Corp. - Class A#	1,849,185
11,500	CAD	Constellation Software, Inc.	2,731,692
39,000		eBay, Inc.#	2,059,200
64,000		Facebook, Inc. - Class A#	4,649,600
12,025		Google, Inc. - Class A#~	6,969,089
9,525		Google, Inc. - Class C#~	5,444,490

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

23,600		LinkedIn Corp. - Class A#	$4,263,104
50,400		MasterCard, Inc. - Class A	3,737,160
241,000	TWD	MediaTek, Inc.	3,729,751
60,900		Mellanox Technologies, Ltd.#	2,536,485
19,200		NXP Semiconductor, NV#	1,197,120
33,200		QUALCOMM, Inc.	2,446,840
23,000		ServiceNow, Inc.#	1,352,400
30,000		Splunk, Inc.#	1,410,600
1,242,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,979,528
304,200	HKD	Tencent Holdings, Ltd.	4,940,135
30,000		VMware, Inc. - Class A#	2,980,800

			70,642,211

		Materials (2.1%)
1,500,000	MXN	Cemex, SAB de CV#^	1,886,914
270,000	GBP	Glencore, PLC	1,631,510
410,000	MXN	Grupo Mexico, SAB de CV - Series B^	1,458,881

			4,977,305

		Telecommunication Services (2.2%)
9,200	KRW	SK Telecom Company, Ltd.	2,361,658
41,500	JPY	SoftBank Corp.	2,983,363

			5,345,021

		TOTAL COMMON STOCKS (Cost $209,129,938)	238,087,584

SHORT TERM INVESTMENT (0.0%)
128		Fidelity Prime Money Market Fund - Institutional Class (Cost $128)	128

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.6%)
		Federal Home Loan Bank Discount Notes
1,200,376		0.000%, 09/24/2014	1,200,376
802,443		0.000%, 09/10/2014	802,443
800,129		Federal Home Loan Mortgage Corp. Discount Notes 0.000%, 12/01/2014	800,129
400,059		Federal National Mortgage Association Discount Notes 0.000%, 12/01/2014	400,059
1,033,180		Fidelity Prime Money Market Fund - Institutional Class	1,033,180
1,113,448		Goldman Sachs Financial Square Fund	1,113,448
1,018,957		Morgan Stanley Institutional Liquidity Fund	1,018,957

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $6,368,592)	6,368,592

VALUE

TOTAL INVESTMENTS (101.0%) (Cost $215,498,658)	$244,456,304

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.6%)	(6,368,592)

OTHER ASSETS, LESS LIABILITIES (1.6%)	3,941,219

NET ASSETS (100.0%)	$242,028,931

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $533,874.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2014

	Value	% of Total Investments
US Dollar	$137,209,917	56.1%
Japanese Yen	17,683,115	7.2%
European Monetary Unit	15,585,892	6.4%
Hong Kong Dollar	13,676,237	5.6%
Danish Krone	13,663,976	5.6%
British Pound Sterling	12,721,541	5.2%
New Taiwan Dollar	10,006,891	4.1%
South Korean Won	5,439,136	2.2%
South African Rand	5,288,017	2.2%
Mexican Peso	4,443,507	1.8%
Swiss Franc	3,511,013	1.5%
Canadian Dollar	2,731,692	1.1%
Philippine Peso	1,254,599	0.5%
Brazilian Real	1,240,771	0.5%

Total Investments	$244,456,304	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (28.4%)
	Consumer Discretionary (7.0%)
7,770,000	HomeAway, Inc.* 0.125%, 04/01/19	$7,626,760
19,970,000	Iconix Brand Group, Inc. 1.500%, 03/15/18	28,818,907
	Jarden Corp.
16,600,000	1.125%, 03/15/34*	16,438,731
9,275,000	1.500%, 06/15/19	10,764,333
38,195,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	53,116,068
13,063,000	Liberty Media Corp.* 1.375%, 10/15/23	13,407,341
8,200,000	MGM Resorts International 4.250%, 04/15/15	12,206,520
47,500,000	Priceline Group, Inc. 1.000%, 03/15/18	68,674,312
6,000,000	Tesla Motors, Inc. 1.250%, 03/01/21	5,615,940

		216,668,912

	Energy (1.9%)
23,500,000	Helix Energy Solutions Group, Inc.^ 3.250%, 03/15/32	30,898,740
22,250,000	Hornbeck Offshore Services, Inc.^ 1.500%, 09/01/19	25,912,127

		56,810,867

	Financials (1.7%)
20,550,000	Ares Capital Corp.^ 5.750%, 02/01/16	21,855,233
9,865,000	FXCM, Inc. 2.250%, 06/15/18	9,817,698
	MGIC Investment Corp.
5,850,000	2.000%, 04/01/20	7,524,387
1,737,000	5.000%, 05/01/17	1,899,366
9,812,000	Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	11,572,518

		52,669,202

	Health Care (8.9%)
9,904,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	10,358,296
15,130,000	Cepheid*^ 1.250%, 02/01/21	14,308,290
	Cubist Pharmaceuticals, Inc.*^
12,830,000	1.125%, 09/01/18	13,838,438
6,595,000	1.875%, 09/01/20	7,097,968
10,000,000	Gilead Sciences, Inc. 1.625%, 05/01/16	40,272,500

PRINCIPAL AMOUNT		VALUE

14,100,000	Hologic, Inc.‡ 2.000%, 12/15/37	$17,759,443
40,825,000	Illumina, Inc.* 0.000%, 06/15/19	40,685,583
8,000,000	Insulet Corp. 2.000%, 06/15/19	8,421,360
17,735,000	Medidata Solutions, Inc.*^ 1.000%, 08/01/18	19,392,247
13,000,000	Molina Healthcare, Inc.^ 1.125%, 01/15/20	15,292,290
18,350,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	38,122,217
31,500,000	WellPoint, Inc. 2.750%, 10/15/42	49,613,287

		275,161,919

	Industrials (1.3%)
10,050,000	Air Lease Corp.^ 3.875%, 12/01/18	14,141,958
24,250,000	Siemens, AG 1.050%, 08/16/17	26,397,413

		40,539,371

	Information Technology (6.0%)
16,200,000	Electronic Arts, Inc. 0.750%, 07/15/16	19,529,343
8,370,000	Finisar Corp.* 0.500%, 12/15/33	8,233,485
14,735,000	Palo Alto Networks, Inc.* 0.000%, 07/01/19	15,100,428
18,500,000	Salesforce.com, Inc.^ 0.250%, 04/01/18	20,500,313
37,000,000	SanDisk Corp.*^ 0.500%, 10/15/20	43,222,660
29,850,000	ServiceNow, Inc.* 0.000%, 11/01/18	32,148,151
10,472,000	SunEdison, Inc.* 0.250%, 01/15/20	10,602,900
10,000,000	Take-Two Interactive Software, Inc.^ 1.750%, 12/01/16	13,164,900
	Workday, Inc.
14,335,000	0.750%, 07/15/18	17,701,575
4,220,000	1.500%, 07/15/20	5,359,695

		185,563,450

	Materials (1.6%)
11,000,000	Cemex, SAB de CV 3.250%, 03/15/16	15,236,210
15,000,000	Glencore Finance Europe, SA 5.000%, 12/31/14	17,396,514

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

16,880,000	RTI International Metals, Inc. 1.625%, 10/15/19	$16,475,555

		49,108,279

	TOTAL CONVERTIBLE BONDS (Cost $750,843,814)	876,522,000

SYNTHETIC CONVERTIBLE SECURITIES (5.2%) ¤
Corporate Bonds (4.5%)
	Consumer Discretionary (2.5%)
	DISH DBS Corp.
12,500,000	5.875%, 07/15/22	12,968,750
10,030,000	5.125%, 05/01/20	10,312,094
23,500,000	Expedia, Inc. 5.950%, 08/15/20	26,482,620
1,020,000	Icahn Enterprises, LP 4.875%, 03/15/19	1,022,550
23,000,000	L Brands, Inc. 5.625%, 02/15/22	24,178,750
3,040,000	PVH Corp. 4.500%, 12/15/22	2,958,300

		77,923,064

	Energy (0.3%)
7,904,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	8,333,780

	Financials (0.4%)
12,000,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	12,885,000

	Health Care (0.6%)
10,750,000	Endo Health Solutions, Inc.* 7.000%, 07/15/19	11,341,250
5,105,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	5,404,919

		16,746,169

	Industrials (0.3%)
9,941,000	Actuant Corp. 5.625%, 06/15/22	10,469,115

	Information Technology (0.4%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,344,288
11,415,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	10,929,862

		13,274,150

	TOTAL CORPORATE BONDS	139,631,278

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.7%) #
	Information Technology (0.7%)
6,000	Facebook, Inc. Call, 01/17/15, Strike $67.50	5,940,000

NUMBER OF CONTRACTS		VALUE

540	Google, Inc. Call, 01/17/15, Strike $865.00	$15,867,900

	TOTAL PURCHASED OPTIONS	21,807,900

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $146,667,006)	161,439,178

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.5%)
	Energy (1.4%)
35,950	Chesapeake Energy Corp.*^ 5.750%	42,575,000

	Financials (3.2%)
690,000	Affiliated Managers Group, Inc. 5.150%	43,642,500
161,930	American Tower Corp.^ 5.250%	17,868,975
175,000	Crown Castle International Corp. 4.500%	17,540,250
700,000	MetLife, Inc. 5.000%	21,182,000

		100,233,725

	Industrials (3.2%)
150,000	Genesee & Wyoming, Inc. 5.000%	19,411,500
1,325,000	United Technologies Corp.^ 7.500%	78,599,000

		98,010,500

	Utilities (1.7%)
301,775	Dominion Resources, Inc. 6.375%	15,299,993
320,000	Exelon Corp. 6.500%	15,712,000
380,000	NextEra Energy, Inc. 5.889%	22,883,600

		53,895,593

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $246,109,120)	294,714,818

COMMON STOCKS (52.1%)
	Consumer Discretionary (3.0%)
67,000	Amazon.com, Inc.#~	20,970,330
480,000	Home Depot, Inc.	38,808,000
218,000	Nike, Inc. - Class B	16,814,340
140,000	PVH Corp.	15,425,200

		92,017,870

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Consumer Staples (5.7%)
1,560,000	Coca-Cola Company~	$61,292,400
260,000	Costco Wholesale Corp.~	30,560,400
560,000	Mondelez International, Inc. - Class A	20,160,000
215,000	PepsiCo, Inc.	18,941,500
200,000	Philip Morris International, Inc.	16,402,000
415,000	Walgreen Company	28,539,550

		175,895,850

	Energy (6.4%)
200,000	Anadarko Petroleum Corp.	21,370,000
26,482	Antero Resources Corp.#	1,529,600
170,000	Continental Resources, Inc.^#~	24,952,600
140,000	EOG Resources, Inc.~	15,321,600
425,000	National Oilwell Varco, Inc.^	34,442,000
400,000	Occidental Petroleum Corp.	39,084,000
565,000	Schlumberger, Ltd.	61,240,350

		197,940,150

	Financials (11.7%)
520,000	American International Group, Inc.	27,029,600
350,000	Arthur J. Gallagher & Company~	15,750,000
800,000	Blackstone Group, LP	26,144,000
945,000	Citigroup, Inc.~	46,219,950
277,937	First Republic Bank~	12,985,217
750,000	Franklin Resources, Inc.~	40,612,500
130,000	Goldman Sachs Group, Inc.	22,473,100
1,140,000	JPMorgan Chase & Company~	65,743,800
350,000	State Street Corp.	24,654,000
190,000	T. Rowe Price Group, Inc.	14,755,400
1,250,000	Wells Fargo & Company	63,625,000

		359,992,567

	Health Care (4.8%)
320,000	Celgene Corp.^#~	27,888,000
800,000	Johnson & Johnson~	80,072,000
380,000	Merck & Company, Inc.~	21,561,200
174,000	Zimmer Holdings, Inc.	17,412,180

		146,933,380

	Industrials (5.1%)
196,000	Boeing Company~	23,614,080
210,000	Cummins, Inc.	29,271,900
415,000	Delta Air Lines, Inc.	15,545,900
766,500	Eaton Corp., PLC	52,060,680
220,000	Union Pacific Corp.	21,628,200
170,000	United Parcel Service, Inc. - Class B	16,505,300

		158,626,060

NUMBER OF SHARES		VALUE

	Information Technology (15.4%)
300,000	Accenture, PLC - Class A	$23,784,000
1,925,000	Apple, Inc.~	183,972,250
617,000	eBay, Inc.#~	32,577,600
27,500	Google, Inc. - Class A#	15,937,625
750,000	MasterCard, Inc. - Class A~	55,612,500
940,000	Microsoft Corp.	40,570,400
981,200	Oracle Corp.	39,630,668
580,000	QUALCOMM, Inc.	42,746,000
515,000	Texas Instruments, Inc.	23,818,750
170,000	VMware, Inc. - Class A^#	16,891,200

		475,540,993

	TOTAL COMMON STOCKS (Cost $1,259,437,617)	1,606,946,870

SHORT TERM INVESTMENT (5.6%)
172,019,679	Fidelity Prime Money Market Fund - Institutional Class (Cost $172,019,679)	172,019,679

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (6.3%)
36,456,897	Federal Home Loan Bank Discount Notes 0.000%, 09/24/14	36,456,897
24,371,222	0.000%, 09/10/14	24,371,222
24,300,939	Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	24,300,939
12,150,280	Federal National Mortgage Association Discount Note 0.000%, 12/01/14	12,150,280
31,378,990	Fidelity Prime Money Market Fund - Institutional Class	31,378,990
33,816,810	Goldman Sachs Financial Square Fund	33,816,810
30,947,017	Morgan Stanley Institutional Liquidity Fund	30,947,017

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $193,422,155)	193,422,155

TOTAL INVESTMENTS (107.1%) (Cost $2,768,499,391)		3,305,064,700

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.3%)		(193,422,155)

LIABILITIES, LESS OTHER ASSETS (-0.8%)		(24,650,229)

NET ASSETS (100.0%)		$3,086,992,316

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	British Pound Sterling	10/16/14	3,083,000	$5,201,866	$66,933
Northern Trust Company	British Pound Sterling	10/16/14	6,262,000	10,565,711	142,309
Northern Trust Company	European Monetary Unit	10/16/14	6,607,000	8,849,253	144,295
UBS AG	Mexican Peso	10/16/14	175,991,000	13,242,641	226,389

					$579,926

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	European Monetary Unit	10/16/14	1,284,000	$1,719,758	$(18,085)

					$(18,085)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2014.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $12,036,804.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (39.8%)
		Consumer Discretionary (5.0%)
1,900,000	EUR	FF Group Finance Luxembourg 1.750%, 07/03/19	$2,584,424
1,950,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	2,711,777
2,550,000		MGM Resorts International 4.250%, 04/15/15	3,795,930
6,450,000		Priceline Group, Inc. 1.000%, 03/15/18	9,325,249
1,650,000	EUR	Steinhoff Finance Holding, GmbH 4.500%, 03/31/18	2,916,070
2,100,000	GBP	TUI Travel, PLC 4.900%, 04/27/17	4,043,564

			25,377,014

		Consumer Staples (0.5%)
22,000,000	HKD	Biostime International Holdings, Ltd. 0.000%, 02/20/19	2,732,270

		Energy (2.7%)
5,400,000	AUD	Beach Energy, Ltd. 3.950%, 04/03/17	5,515,446
2,970,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	3,273,742
4,100,000	EUR	Technip, SA 0.500%, 01/01/16	4,872,524

			13,661,712

		Financials (5.8%)
		Ares Capital Corp.
2,912,000		4.750%, 01/15/18	3,076,047
2,275,000		5.750%, 02/01/16^	2,419,497
5,500,000		AYC Finance, Ltd. 0.500%, 05/02/19	5,997,890
7,200,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	10,931,632
3,650,000	EUR	Industrivarden, AB 1.875%, 02/27/17	5,262,055
1,562,000		Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	1,842,262

			29,529,383

		Health Care (4.3%)
2,121,000		Cepheid* 1.250%, 02/01/21	2,005,809
		Cubist Pharmaceuticals, Inc.*
4,200,000		1.125%, 09/01/18	4,530,120
950,000		1.875%, 09/01/20^	1,022,452
6,915,000		Illumina, Inc.* 0.000%, 06/15/19	6,891,385

PRINCIPAL AMOUNT			VALUE

2,030,000		Medidata Solutions, Inc.^* 1.000%, 08/01/18	$2,219,693
2,385,000		Molina Healthcare, Inc. 1.125%, 01/15/20	2,805,547
1,675,000		WellPoint, Inc. 2.750%, 10/15/42	2,638,167

			22,113,173

		Industrials (5.6%)
4,500,000	EUR	International Consolidated Airlines Group, SA 1.750%, 05/31/18	7,376,167
3,900,000		MISUMI Group, Inc. 0.000%, 10/22/18	4,150,259
745,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	9,232,505
7,500,000		Siemens, AG 1.050%, 08/16/17	8,164,148

			28,923,079

		Information Technology (13.3%)
5,600,000		Advanced Semiconductor Engineering, Inc. 0.000%, 09/05/18	6,634,088
4,400,000		Dialog Semiconductor, PLC 1.000%, 04/12/17	5,370,938
3,050,000		Electronic Arts, Inc. 0.750%, 07/15/16	3,676,821
6,800,000		Epistar Corp. 0.000%, 08/07/18	7,970,073
4,425,000		InvenSense, Inc.* 1.750%, 11/01/18	5,300,354
4,700,000		NVIDIA Corp.* 1.000%, 12/01/18	5,089,043
2,200,000		ON Semiconductor Corp.^ 2.625%, 12/15/26	2,504,018
2,775,000		Palo Alto Networks, Inc.* 0.000%, 07/01/19	2,843,820
5,050,000		Salesforce.com, Inc.^ 0.250%, 04/01/18	5,596,031
4,420,000		SanDisk Corp.* 0.500%, 10/15/20	5,163,356
5,380,000		ServiceNow, Inc.* 0.000%, 11/01/18	5,794,206
2,500,000		SK Hynix, Inc. 2.650%, 05/14/15	3,570,423
		Workday, Inc.
2,300,000		0.750%, 07/15/18	2,840,155
1,100,000		1.500%, 07/15/20	1,397,077
325,000,000	JPY	Yaskawa Electric Corp. 0.000%, 03/16/17	4,054,082

			67,804,485

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Materials (2.6%)
2,300,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	$3,377,024
5,025,000		Cemex, SAB de CV 3.250%, 03/15/16	6,960,178
2,600,000		Glencore Finance Europe, SA 5.000%, 12/31/14	3,015,396

			13,352,598

		TOTAL CONVERTIBLE BONDS (Cost $195,309,161)	203,493,714

SYNTHETIC CONVERTIBLE SECURITIES (6.9%) ¤
Corporate Bonds (4.8%)
		Consumer Discretionary (3.4%)
3,525,000		Chrysler Group, LLC 8.250%, 06/15/21	3,873,094
1,150,000		Dana Holding Corp. 6.500%, 02/15/19	1,196,000
		Icahn Enterprises, LP
2,725,000		4.875%, 03/15/19	2,731,813
1,112,000		5.875%, 02/01/22	1,139,105
3,490,000		Jaguar Land Rover Automotive, PLC* 8.125%, 05/15/21	3,858,631
4,400,000		L Brands, Inc. 5.625%, 02/15/22	4,625,500

			17,424,143

		Energy (0.8%)
3,865,000		Cimarex Energy Company 4.375%, 06/01/24	3,966,456

		Materials (0.6%)
3,042,000		FMG Resources^* 8.250%, 11/01/19	3,285,360

		TOTAL CORPORATE BONDS	24,675,959

		Sovereign Bonds (1.3%)
		Government of Singapore
4,404,000	SGD	1.125%, 04/01/16	3,571,812
3,550,000	SGD	1.375%, 10/01/14	2,851,240

		TOTAL SOVEREIGN BONDS	6,423,052

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.8%) #
		Consumer Discretionary (0.2%)
205		Amazon.com, Inc. Call, 01/17/15, Strike $350.00	249,588
950		Melco Crown Entertainment, Ltd Call, 01/15/16, Strike $36.66	451,250

			700,838

NUMBER OF CONTRACTS			VALUE

		Financials (0.0%)
2,300	CHF	Credit Suisse Group, AG Call, 06/19/15, Strike 28.00	$183,494

		Health Care (0.2%)
600		Gilead Sciences, Inc. Call, 01/17/15, Strike $95.00	393,000
102		Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	770,100

			1,163,100

		Industrials (0.0%)
		Airbus Group, NV
910	EUR	Call, 06/19/15, Strike 60.00	40,211
740	EUR	Call, 06/19/15, Strike 52.00	117,917

			158,128

		Information Technology (0.4%)
905		Facebook, Inc. Call, 01/17/15, Strike $67.50	895,950
85		Google, Inc. Call, 01/17/15, Strike $1,070.00	1,017,875

			1,913,825

		TOTAL PURCHASED OPTIONS	4,119,385

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $37,750,025)	35,218,396

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (5.6%)
		Energy (1.5%)
6,488		Chesapeake Energy Corp.* 5.750%	7,745,050

		Financials (1.3%)
28,600		American Tower Corp. 5.250%	3,156,010
110,000		MetLife, Inc. 5.000%	3,328,600

			6,484,610

		Industrials (1.5%)
126,225		United Technologies Corp. 7.500%	7,487,667

		Utilities (1.3%)
108,000		NextEra Energy, Inc. 5.599%	6,707,340

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $25,442,591)	28,424,667

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (43.6%)
		Consumer Discretionary (6.1%)
25,700	CHF	Compagnie Financière Richemont, SA	$2,438,731
97,400	ZAR	Naspers, Ltd. - Class N	11,977,973
107,000	DKK	Pandora, A/S	7,322,116
125,000	GBP	Persimmon, PLC#	2,632,689
70,000	JPY	Toyota Motor Corp.	4,132,804
125,000	GBP	WPP, PLC	2,488,320

			30,992,633

		Consumer Staples (4.0%)
50,000	EUR	Anheuser-Busch InBev, NV	5,396,639
426,500	HKD	Biostime International Holdings, Ltd.^	1,942,430
205,000		Coca-Cola Company	8,054,450
69,000	CHF	Nestlé, SA	5,108,765

			20,502,284

		Energy (4.2%)
38,000		Anadarko Petroleum Corp.	4,060,300
34,597		EOG Resources, Inc.	3,786,296
67,950		Schlumberger, Ltd.	7,365,100
38,000	EUR	TOTAL, SA	2,450,800
82,000	CAD	Tourmaline Oil Corp.#	3,860,283

			21,522,779

		Financials (6.1%)
1,134,800	HKD	AIA Group, Ltd.	6,079,578
65,000		Arthur J. Gallagher & Company	2,925,000
138,500		Citigroup, Inc.	6,774,035
330,000	JPY	Daiwa Securities Group, Inc.	2,770,676
445,000	GBP	HSBC Holdings, PLC	4,770,811
40,000		State Street Corp.	2,817,600
102,000		Wells Fargo & Company	5,191,800

			31,329,500

		Health Care (5.5%)
85,500		Johnson & Johnson	8,557,695
291,175	DKK	Novo Nordisk, A/S - Class B	13,403,422
25,000	EUR	Sanofi	2,624,773
63,000	JPY	Sawai Pharmaceutical Company, Ltd.	3,570,524

			28,156,414

		Industrials (4.5%)
19,493		Chicago Bridge & Iron Company, NV	1,156,325
68,000		Eaton Corp., PLC	4,618,560
28,000	JPY	FANUC Corp.	4,839,248
245,000	HKD	Hutchison Whampoa, Ltd.	3,323,534
300,000	EUR	Koninklijke Philips, NV	9,246,171

			23,183,838

NUMBER OF SHARES			VALUE

		Information Technology (11.9%)
66,000		Accenture, PLC - Class A	$5,232,480
222,200		Apple, Inc.	21,235,654
14,600		Google, Inc. - Class A#	8,461,430
317,000	TWD	MediaTek, Inc.	4,905,938
65,700		QUALCOMM, Inc.	4,842,090
33,500	EUR	SAP, SE	2,632,828
2,380,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	9,542,092
250,100	HKD	Tencent Holdings, Ltd.	4,061,564

			60,914,076

		Telecommunication Services (1.3%)
125,000		SK Telecom Company, Ltd.^	3,538,750
40,000	JPY	SoftBank Corp.	2,875,531

			6,414,281

		TOTAL COMMON STOCKS (Cost $193,398,598)	223,015,805

SHORT TERM INVESTMENT (5.2%)
26,734,228		Fidelity Prime Money Market Fund - Institutional Class (Cost $26,734,228)	26,734,228

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.9%)
		Federal Home Loan Bank Discount Notes
2,790,233		0.000%, 09/24/14	2,790,233
1,865,255		0.000%, 09/10/14	1,865,255
1,859,875		Federal Home Loan Mortgage Corp. Discount Note 0.000%, 12/01/14	1,859,875
929,923		Federal National Mortgage Association Discount Note 0.000%, 11/24/14	929,923
2,401,595		Fidelity Prime Money Market Fund - Institutional Class	2,401,595
2,588,173		Goldman Sachs Financial Square Fund	2,588,173
2,368,534		Morgan Stanley Institutional Liquidity Fund	2,368,534

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $14,803,588)	14,803,588

TOTAL INVESTMENTS (104.0%) (Cost $493,438,191)			531,690,398

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT	VALUE

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.9%)	$(14,803,588)

LIABILITIES, LESS OTHER ASSETS (-1.1%)	(5,565,793)

NET ASSETS (100.0%)	$511,321,017

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2014

	Value	% of Total Investments
US Dollar	$337,629,721	63.5%
European Monetary Unit	59,829,235	11.3%
Japanese Yen	31,475,370	5.9%
Danish Krone	20,725,538	3.9%
Hong Kong Dollar	18,139,376	3.4%
New Taiwan Dollar	14,448,030	2.7%
British Pound Sterling	13,935,384	2.6%
South African Rand	11,977,973	2.3%
Swiss Franc	7,730,990	1.5%
Singapore Dollar	6,423,052	1.2%
Australian Dollar	5,515,446	1.0%
Canadian Dollar	3,860,283	0.7%

Total Investments	$531,690,398	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (64.5%)
		Consumer Discretionary (10.3%)
7,000,000		Jarden Corp. 1.125%, 03/15/34*	$6,931,995
1,750,000		1.500%, 06/15/19	2,031,006
6,500,000		KB Home^ 1.375%, 02/01/19	6,282,088
12,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	16,687,860
13,600,000		Liberty Media Corp.*^ 1.375%, 10/15/23	13,958,496
12,000,000		MGM Resorts International 4.250%, 04/15/15	17,863,200
20,500,000		Priceline Group, Inc. 1.000%, 03/15/18	29,638,387
7,700,000		0.350%, 06/15/20^	9,267,836
12,500,000		Standard Pacific Corp. 1.250%, 08/01/32	14,524,375
20,200,000		Tesla Motors, Inc. 1.250%, 03/01/21	18,906,998
6,700,000		0.250%, 03/01/19^	6,312,740

			142,404,981

		Consumer Staples (0.4%)
50,000,000	HKD	Biostime International Holdings, Ltd. 0.000%, 02/20/19	6,209,704

		Energy (1.8%)
6,000,000		Energy XXI Bermuda, Ltd.* 3.000%, 12/15/18	5,675,670
3,769,000		Hornbeck Offshore Services, Inc. 1.500%, 09/01/19	4,389,340
7,250,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	7,991,457
5,600,000		Stone Energy Corp. 1.750%, 03/01/17	6,441,288

			24,497,755

		Financials (6.1%)
23,000,000		Ares Capital Corp. 4.750%, 01/15/18	24,295,705
3,200,000		4.375%, 01/15/19	3,349,648
4,200,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	6,376,785
4,400,000		MGIC Investment Corp. 2.000%, 04/01/20^	5,659,368
1,294,000		5.000%, 05/01/17	1,414,957
5,900,000		Portfolio Recovery Associates, Inc.* 3.000%, 08/01/20	6,958,607
13,450,000		Spirit Realty Capital, Inc. 2.875%, 05/15/19	13,528,817

PRINCIPAL AMOUNT		VALUE

10,700,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	$11,962,386
5,000,000	Starwood Waypoint Residential Trust* 3.000%, 07/01/19	5,071,075
5,700,000	Walter Investment Management Corp. 4.500%, 11/01/19	5,219,462

		83,836,810

	Health Care (15.8%)
4,748,000	Acorda Therapeutics, Inc. 1.750%, 06/15/21	4,634,285
6,300,000	Cepheid*^ 1.250%, 02/01/21	5,957,847
	Cubist Pharmaceuticals, Inc.*^
12,700,000	1.125%, 09/01/18	13,698,220
3,800,000	1.875%, 09/01/20	4,089,807
6,400,000	Emergent Biosolutions, Inc.* 2.875%, 01/15/21	6,654,144
6,300,000	Fluidigm Corp.^ 2.750%, 02/01/34	5,860,544
9,100,000	Gilead Sciences, Inc. 1.625%, 05/01/16	36,647,975
13,000,000	Hologic, Inc.^‡ 2.000%, 03/01/42	14,386,125
	Illumina, Inc.^
13,900,000	0.500%, 06/15/21*	13,888,602
3,700,000	0.250%, 03/15/16	7,167,529
1,500,000	Incyte Corp.* 0.375%, 11/15/18	1,800,225
6,900,000	Insulet Corp. 2.000%, 06/15/19	7,263,423
12,900,000	Integra LifeSciences Holdings Corp.^ 1.625%, 12/15/16	13,826,672
9,733,000	Medidata Solutions, Inc.*^ 1.000%, 08/01/18	10,642,500
11,800,000	Molina Healthcare, Inc. 1.125%, 01/15/20	13,880,694
6,400,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	13,296,032
20,818,000	WellPoint, Inc. 2.750%, 10/15/42	32,788,870
9,000,000	Wright Medical Group, Inc. 2.000%, 08/15/17	12,237,255

		218,720,749

	Industrials (3.3%)
5,135,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	9,472,175
3,548,000	Macquarie Infrastructure Company, LLC 2.875%, 07/15/19	3,872,287
11,500,000	Siemens, AG 1.050%, 08/16/17	12,518,361

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

10,470,000	Trinity Industries, Inc. 3.875%, 06/01/36	$19,457,396

		45,320,219

	Information Technology (25.9%)
14,600,000	Citrix Systems, Inc.*^ 0.500%, 04/15/19	15,897,283
6,000,000	Concur Technologies, Inc. 0.500%, 06/15/18	6,645,930
3,000,000	Cornerstone Ondemand, Inc. 1.500%, 07/01/18	3,278,145
16,375,000	Electronic Arts, Inc. 0.750%, 07/15/16	19,740,308
6,000,000	Emulex Corp.* 1.750%, 11/15/18	5,591,490
12,500,000	Finisar Corp.* 0.500%, 12/15/33	12,296,125
12,100,000	InvenSense, Inc.* 1.750%, 11/01/18	14,493,622
5,400,000	Mentor Graphics Corp.^ 4.000%, 04/01/31	6,293,349
15,200,000	Microchip Technology, Inc. 2.125%, 12/15/37	26,987,600
8,500,000	Novellus Systems, Inc. 2.625%, 05/15/41	17,611,150
27,500,000	NVIDIA Corp.* 1.000%, 12/01/18	29,776,313
10,800,000	ON Semiconductor Corp.^ 2.625%, 12/15/26	12,292,452
17,500,000	Palo Alto Networks, Inc.* 0.000%, 07/01/19	17,934,000
6,000,000	Proofpoint, Inc.* 1.250%, 12/15/18	6,907,170
32,900,000	Salesforce.com, Inc.^ 0.250%, 04/01/18	36,457,312
40,600,000	SanDisk Corp.* 0.500%, 10/15/20	47,428,108
17,500,000	ServiceNow, Inc.* 0.000%, 11/01/18	18,847,325
9,032,000	SunEdison, Inc.* 0.250%, 01/15/20	9,144,900
4,806,000	SunPower Corp.* 0.875%, 06/01/21	5,458,943
	Take-Two Interactive Software, Inc.^
6,600,000	1.750%, 12/01/16	8,688,834
5,900,000	1.000%, 07/01/18	7,219,535
13,900,000	Verint Systems, Inc. 1.500%, 06/01/21	14,181,406
6,000,000	Workday, Inc. 0.750%, 07/15/18	7,409,100
6,750,000	Yahoo!, Inc.*^ 0.000%, 12/01/18	6,805,721

		357,386,121

PRINCIPAL AMOUNT		VALUE

	Materials (0.9%)
4,800,000	Cemex, SAB de CV 3.250%, 03/15/16	$6,648,528
5,400,000	RTI International Metals, Inc. 3.000%, 12/01/15	5,561,460

		12,209,988

	TOTAL CONVERTIBLE BONDS (Cost $804,889,142)	890,586,327

SYNTHETIC CONVERTIBLE SECURITIES (7.4%) ¤
Corporate Bonds (5.2%)
	Consumer Discretionary (1.5%)
	DISH DBS Corp.
3,170,000	5.125%, 05/01/20	3,259,156
2,830,000	5.875%, 07/15/22	2,936,125
6,200,000	Icahn Enterprises, LP 4.875%, 03/15/19	6,215,500
6,400,000	Outerwall, Inc. 6.000%, 03/15/19	6,584,000
1,450,000	PVH Corp. 4.500%, 12/15/22	1,411,031

		20,405,812

	Energy (1.3%)
6,800,000	Cimarex Energy Company 4.375%, 06/01/24	6,978,500
3,578,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	3,772,554
6,800,000	Rice Energy, Inc.* 6.250%, 05/01/22	6,766,000

		17,517,054

	Health Care (0.1%)
2,060,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	2,181,025

	Industrials (0.7%)
3,500,000	Clean Harbors, Inc. 5.125%, 06/01/21	3,432,188
6,000,000	Deluxe Corp. 6.000%, 11/15/20	6,311,250

		9,743,438

	Information Technology (1.3%)
1,500,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	1,576,875
6,600,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	6,319,500
9,000,000	Micron Technology, Inc.*^ 5.875%, 02/15/22	9,551,250

		17,447,625

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Telecommunication Services (0.3%)
4,220,000	SBA Communications Corp.* 4.875%, 07/15/22	$4,072,300

	TOTAL CORPORATE BONDS	71,367,254

NUMBER OF CONTRACTS		VALUE
Purchased Options (2.2%) #
	Consumer Discretionary (0.1%)
8,200	D.R. Horton, Inc. Call, 08/16/14, Strike $24.00	32,800
2,575	Lennar Corp. Call, 01/17/15, Strike $37.00	654,050
4,950	Toll Brothers, Inc. Call, 09/20/14, Strike $37.00	123,750

		810,600

	Energy (0.3%)
1,060	Continental Resources, Inc. Call, 01/17/15, Strike $105.00	4,642,800

	Health Care (0.3%)
2,250	Mylan, Inc. Call, 01/15/16, Strike $50.00	1,552,500
385	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	2,906,750

		4,459,250

	Information Technology (1.5%)
2,450	Apple, Inc. Call, 01/17/15, Strike $78.57	4,379,375
2,000	Facebook, Inc. Call, 01/17/15, Strike $67.50	1,980,000
3,675	Lam Research Corp. Call, 01/17/15, Strike $52.50	7,019,250
8,500	Micron Technology, Inc. Call, 01/15/16, Strike $25.00	7,862,500

		21,241,125

	TOTAL PURCHASED OPTIONS	31,153,775

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $94,910,427)	102,521,029

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (16.6%)
	Consumer Staples (1.5%)
67,000	Post Holdings, Inc. 5.250%	6,540,205
280,000	Tyson Foods, Inc. 4.750%	13,685,000

		20,225,205

NUMBER OF SHARES		VALUE

	Energy (2.2%)
25,800	Chesapeake Energy Corp.* 5.750%	$30,498,750

	Financials (5.7%)
425,000	Affiliated Managers Group, Inc. 5.150%	26,881,250
131,000	American Tower Corp. 5.250%	14,455,850
105,500	Crown Castle International Corp. 4.500%	10,574,265
890,000	MetLife, Inc. 5.000%	26,931,400

		78,842,765

	Industrials (4.8%)
50,000	Genesee & Wyoming, Inc. 5.000%	6,470,500
233,000	Stanley Black & Decker, Inc.^ 4.750%	30,557,950
480,000	United Technologies Corp.^ 7.500%	28,473,600

		65,502,050

	Utilities (2.4%)
140,600	Dominion Resources, Inc. 6.375%	7,128,420
263,000	Exelon Corp. 6.500%	12,913,300
220,000	NextEra Energy, Inc. 5.599%	13,663,100

		33,704,820

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $203,185,047)	228,773,590

COMMON STOCKS (7.5%)
	Consumer Discretionary (0.2%)
45,959	Omnicom Group, Inc.	3,216,670

	Energy (1.1%)
140,000	Schlumberger, Ltd.	15,174,600

	Financials (4.7%)
245,000	First Republic Bank	11,446,400
218,000	Franklin Resources, Inc.	11,804,700
220,000	JPMorgan Chase & Company	12,687,400
190,000	T. Rowe Price Group, Inc.	14,755,400
270,000	Wells Fargo & Company	13,743,000

		64,436,900

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Industrials (1.0%)
40,168	Chicago Bridge & Iron Company, NV	$2,382,766
170,000	Eaton Corp., PLC	11,546,400

		13,929,166

	Information Technology (0.5%)
90,000	QUALCOMM, Inc.	6,633,000

	TOTAL COMMON STOCKS (Cost $85,243,642)	103,390,336

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTION (0.1%) #
	Information Technology (0.1%)
5,700	Microchip Technology, Inc. Put, 01/17/15, Strike $42.00 (Cost $1,455,402)	969,000

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (3.2%)
44,363,660	Fidelity Prime Money Market Fund - Institutional Class (Cost $44,363,660)	44,363,660

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (8.0%)
	Federal Home Loan Bank Discount Notes
20,761,214	0.000%, 09/24/14	20,761,214
13,878,750	0.000%, 09/10/14	13,878,750
13,838,726	Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	13,838,726
6,919,255	Federal National Mortgage Association Discount Note 0.000%, 12/01/14	6,919,255
17,869,483	Fidelity Prime Money Market Fund - Institutional Class	17,869,483
19,257,756	Goldman Sachs Financial Square Fund	19,257,756
17,623,487	Morgan Stanley Institutional Liquidity Fund	17,623,487

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $110,148,671)	110,148,671

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

	TOTAL INVESTMENTS (107.3%) (Cost $1,344,195,991)	$1,480,752,613

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-8.0%)		(110,148,671)

OTHER ASSETS, LESS LIABILITIES (0.6%)		8,924,643

NET ASSETS (100.0%)		$1,379,528,585

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTION (0.0%) #
	Information Technology (0.0%)
5,700	Microchip Technology, Inc. Put, 01/17/15, Strike $37.00 (Premium $558,341)	(342,000)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	British Pound Sterling	10/16/14	1,028,000	$1,734,518	$22,318
Northern Trust Company	British Pound Sterling	10/16/14	2,087,000	3,521,341	47,429
Northern Trust Company	European Monetary Unit	10/16/14	8,088,000	10,832,868	176,639
Citibank N.A.	Hong Kong Dollar	10/16/14	46,414,000	5,989,424	(759)
UBS AG	Mexican Peso	10/16/14	76,796,000	5,778,602	98,788

					$344,415

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	European Monetary Unit	10/16/14	989,000	$1,324,642	$(13,930)

					$(13,930)

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2014.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
HKD	Hong Kong Dollar

Note: The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (94.3%)
	Consumer Discretionary (17.0%)
1,000,000	British Telecommunications, PLC 2.350%, 02/14/19	$1,005,110
1,000,000	Carnival Corp. 3.950%, 10/15/20	1,045,460
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	1,051,875
1,331,000	Chrysler Group, LLC 8.000%, 06/15/19	1,420,011
800,000	Expedia, Inc. 5.950%, 08/15/20	901,536
700,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	815,279
1,300,000	General Motors Company, Inc. 3.250%, 05/15/18	1,300,000
1,000,000	Harley-Davidson Financial Services, Inc.* 1.150%, 09/15/15	1,006,430
500,000	Icahn Enterprises, LP 3.500%, 03/15/17	498,438
	Interpublic Group of Companies, Inc.
1,000,000	2.250%, 11/15/17	1,011,765
500,000	4.000%, 03/15/22	511,920
1,500,000	Kohl’s Corp.^ 3.250%, 02/01/23	1,448,242
1,100,000	Lennar Corp. 4.500%, 06/15/19	1,104,812
1,000,000	Macy’s, Inc. 3.875%, 01/15/22	1,044,835
	Mattel, Inc.
1,000,000	2.350%, 05/06/19	999,045
500,000	1.700%, 03/15/18	496,155
1,000,000	Ralph Lauren Corp. 2.125%, 09/26/18	1,006,750
1,000,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	1,057,500

		17,725,163

	Consumer Staples (6.5%)
2,000,000	Diageo, PLC 1.500%, 05/11/17	2,017,580
1,000,000	Kellogg Company 4.450%, 05/30/16	1,063,060
	Reynolds American, Inc.
1,000,000	3.250%, 11/01/22	961,050
1,000,000	1.050%, 10/30/15	1,000,365
750,000	Smithfield Foods, Inc.* 5.250%, 08/01/18	770,156
1,000,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	1,029,165

		6,841,376

PRINCIPAL AMOUNT		VALUE

	Energy (11.1%)
1,000,000	Cimarex Energy Company 4.375%, 06/01/24	$1,026,250
1,000,000	Diamond Offshore Drilling, Inc. 3.450%, 11/01/23	1,000,280
1,000,000	FMC Technologies, Inc. 2.000%, 10/01/17	1,010,800
814,000	Frontier Oil Corp. 6.875%, 11/15/18	855,278
1,000,000	Hess Corp. 8.125%, 02/15/19	1,247,190
500,000	Nabors Industries, Inc. 2.350%, 09/15/16	512,288
1,000,000	Noble Holding International, Ltd. 3.450%, 08/01/15	1,024,675
1,000,000	Rowan Companies, Inc. 7.875%, 08/01/19	1,226,355
2,000,000	Schlumberger Investment, SA* 1.950%, 09/14/16	2,044,700
1,000,000	SESI, LLC 6.375%, 05/01/19	1,055,000
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	552,422

		11,555,238

	Financials (14.8%)
1,000,000	American Tower Corp. 5.900%, 11/01/21	1,144,590
1,000,000	AON Corp. 5.000%, 09/30/20	1,117,910
1,500,000	Bank of America Corp. 4.125%, 01/22/24	1,536,278
1,000,000	BB&T Corp. 2.850%, 04/01/21	1,001,335
1,000,000	Berkshire Hathaway Finance Corp. 2.900%, 10/15/20	1,020,865
2,000,000	Citigroup, Inc. 1.700%, 07/25/16	2,023,100
500,000	Crown Castle International Corp. 2.381%, 12/15/17	510,000
1,000,000	Deutsche Bank, AG 2.500%, 02/13/19	1,009,630
1,000,000	Fifth Third Bancorp 2.300%, 03/01/19	1,000,295
1,000,000	Goldman Sachs Group, Inc. 2.625%, 01/31/19	1,006,435
1,500,000	JPMorgan Chase & Company 3.875%, 02/01/24	1,534,410
1,000,000	Prudential Financial, Inc. 4.750%, 09/17/15	1,045,445
1,500,000	Wells Fargo & Company 4.125%, 08/15/23	1,555,087

		15,505,380

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Health Care (9.8%)
1,000,000	AbbVie, Inc. 1.750%, 11/06/17	$1,000,995
1,000,000	Actavis, PLC 1.875%, 10/01/17	1,002,975
500,000	Agilent Technologies, Inc. 6.500%, 11/01/17	573,422
1,000,000	Celgene Corp. 1.900%, 08/15/17	1,011,725
1,000,000	Edwards Lifesciences Corp. 2.875%, 10/15/18	1,016,020
1,000,000	Express Scripts Holding Company 2.650%, 02/15/17	1,033,705
1,000,000	HCA, Inc. 3.750%, 03/15/19	993,750
1,000,000	Laboratory Corp. of America Holdings 2.200%, 08/23/17	1,012,520
1,000,000	Mylan, Inc.* 6.000%, 11/15/18	1,045,275
1,000,000	Thermo Fisher Scientific, Inc. 1.850%, 01/15/18	1,001,075
500,000	Zoetis, Inc. 1.875%, 02/01/18	499,298

		10,190,760

	Industrials (9.3%)
1,000,000	AGCO Corp. 5.875%, 12/01/21	1,137,850
1,200,000	CNH Industrial Capital, LLC 3.250%, 02/01/17	1,200,000
1,000,000	Eaton Corp. 1.500%, 11/02/17	998,345
1,500,000	Joy Global, Inc. 5.125%, 10/15/21	1,644,480
1,000,000	PACCAR Financial Corp. 1.600%, 03/15/17	1,011,250
1,495,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,677,151
1,000,000	Roper Industries, Inc. 1.850%, 11/15/17	1,004,435
1,000,000	Verisk Analytics, Inc. 4.125%, 09/12/22	1,031,380

		9,704,891

	Information Technology (15.3%)
1,000,000	Activision Blizzard, Inc.* 5.625%, 09/15/21	1,060,625
	Alliance Data Systems Corp.*
930,000	5.250%, 12/01/17	967,781
500,000	5.375%, 08/01/22	497,188
1,000,000	Amphenol Corp. 4.000%, 02/01/22	1,034,270

PRINCIPAL AMOUNT		VALUE

1,087,000	Anixter, Inc. 5.625%, 05/01/19	$1,163,090
1,000,000	Autodesk, Inc. 1.950%, 12/15/17	1,006,790
1,000,000	CA, Inc. 5.375%, 12/01/19	1,116,175
1,500,000	eBay, Inc. 3.250%, 10/15/20	1,547,565
1,500,000	Fiserv, Inc. 3.500%, 10/01/22	1,500,135
1,500,000	Juniper Networks, Inc. 3.100%, 03/15/16	1,542,405
1,500,000	Nuance Communications, Inc.* 5.375%, 08/15/20	1,508,437
1,000,000	Oracle Corp. 2.250%, 10/08/19	997,400
1,000,000	Sanmina Corp.* 4.375%, 06/01/19	995,000
1,000,000	Seagate Technology, PLC* 3.750%, 11/15/18	1,021,250

		15,958,111

	Materials (7.2%)
1,000,000	Agrium, Inc. 3.150%, 10/01/22	981,575
1,562,000	ArcelorMittal S.A. 5.750%, 08/05/20	1,639,124
1,000,000	Barrick Gold Corp.^ 6.950%, 04/01/19	1,195,270
1,500,000	Newmont Mining Corp. 5.125%, 10/01/19	1,650,960
2,000,000	Xstrata, PLC* 3.600%, 01/15/17	2,094,010

		7,560,939

	Telecommunication Services (2.3%)
690,000	CenturyLink, Inc.^ 6.750%, 12/01/23	749,464
	Verizon Communications, Inc.
1,000,000	3.650%, 09/14/18	1,067,325
500,000	5.150%, 09/15/23	555,188

		2,371,977

	Utilities (1.0%)
1,000,000	NextEra Energy, Inc. 2.700%, 09/15/19	1,014,500

	TOTAL CORPORATE BONDS (Cost $95,447,747)	98,428,335

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (0.0%)
116	Fidelity Prime Money Market Fund - Institutional Class (Cost $116)	$116

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.0%)
	Federal Home Loan Bank Discount Notes
399,686	0.000%, 09/24/14	399,686
267,187	0.000%, 09/10/14	267,187
266,417	Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	266,417
133,206	Federal National Mortgage Association Discount Note 0.000%, 12/01/14	133,206
344,015	Fidelity Prime Money Market Fund - Institutional Class	344,015
370,742	Goldman Sachs Financial Square Fund	370,742
339,280	Morgan Stanley Institutional Liquidity Fund	339,280

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $2,120,533)	2,120,533

TOTAL INVESTMENTS (96.3%) (Cost $97,568,396)		100,548,984

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.0%)		(2,120,533)

OTHER ASSETS, LESS LIABILITIES (5.7%)		5,952,181

NET ASSETS (100.0%)		$104,380,632

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (94.8%)
	Consumer Discretionary (24.2%)
600,000	Altice, SA* 7.750%, 05/15/22	$615,750
1,260,000	American Axle & Manufacturing, Inc.^ 6.625%, 10/15/22	1,369,463
110,000	Bon-Ton Department Stores, Inc.^ 8.000%, 06/15/21	99,344
210,000	Brunswick Corp.* 4.625%, 05/15/21	208,031
1,500,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	1,577,813
1,090,000	Cedar Fair, LP*^ 5.375%, 06/01/24	1,089,319
	Chrysler Group, LLC
2,100,000	8.250%, 06/15/21	2,307,375
600,000	8.000%, 06/15/19~	640,125
550,000	Cogeco Cable, Inc.* 4.875%, 05/01/20	559,281
2,276,000	Dana Holding Corp. 6.750%, 02/15/21	2,421,095
	DISH DBS Corp.
1,580,000	5.125%, 05/01/20	1,624,437
1,430,000	5.875%, 07/15/22~	1,483,625
1,700,000	Dufry Finance, SCA* 5.500%, 10/15/20	1,785,000
1,610,000	Greektown Holdings, LLC*^ 8.875%, 03/15/19	1,628,112
	Icahn Enterprises, LP
2,744,000	5.875%, 02/01/22	2,810,885
190,000	4.875%, 03/15/19	190,475
2,700,000	Jaguar Land Rover Automotive, PLC* 8.125%, 05/15/21	2,985,187
1,050,000	Lennar Corp. 4.500%, 06/15/19	1,054,594
1,400,000	Liberty Interactive, LLC 8.500%, 07/15/29	1,560,125
2,500,000	Mediacom Broadband, LLC / Mediacom Broadband Corp.* 5.500%, 04/15/21	2,553,125
2,175,000	Meritage Homes Corp. 7.000%, 04/01/22	2,395,219
1,900,000	MISA Investments, Ltd.* 8.625%, 08/15/18	1,946,312
	Neiman Marcus Group Ltd., LLC*
275,000	8.750%, 10/15/21	298,547
225,000	8.000%, 10/15/21^	236,250
1,600,000	Netflix, Inc. 5.375%, 02/01/21	1,665,000
	Numericable Group, SA*
1,200,000	6.000%, 05/15/22	1,203,750
200,000	6.250%, 05/15/24	200,750

PRINCIPAL AMOUNT		VALUE

1,500,000	Outerwall, Inc. 6.000%, 03/15/19	$1,543,125
530,000	Quiksilver, Inc. / QS Wholesale, Inc.* 7.875%, 08/01/18	490,913
1,055,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	1,205,997
3,438,000	Ryland Group, Inc. 6.625%, 05/01/20	3,710,891
1,500,000	Six Flags Entertainment Corp.* 5.250%, 01/15/21	1,493,438
1,275,000	Time, Inc.*^ 5.750%, 04/15/22	1,262,250
	Toll Brothers Finance Corp.
1,350,000	5.625%, 01/15/24	1,427,625
1,200,000	4.000%, 12/31/18	1,231,500
840,000	Viking Cruises, Ltd.* 8.500%, 10/15/22	924,525
1,900,000	WMG Acquisition Corp.* 6.750%, 04/15/22	1,803,812

		51,603,065

	Consumer Staples (3.1%)
430,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	439,675
1,800,000	Fidelity & Guaranty Life Holdings, Inc.* 6.375%, 04/01/21	1,908,000
2,890,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	3,113,975
1,090,000	Post Holdings, Inc.^ 7.375%, 02/15/22	1,151,994

		6,613,644

	Energy (17.4%)
370,000	Atwood Oceanics, Inc. 6.500%, 02/01/20	392,431
	Bonanza Creek Energy, Inc.
1,030,000	6.750%, 04/15/21	1,081,500
420,000	5.750%, 02/01/23	412,650
1,310,000	Calfrac Holdings, LP* 7.500%, 12/01/20	1,386,144
	Calumet Specialty Products Partners, LP
1,500,000	9.625%, 08/01/20	1,711,875
188,000	6.500%, 04/15/21*	193,170
	Carrizo Oil & Gas, Inc.
1,600,000	8.625%, 10/15/18	1,682,000
1,460,000	7.500%, 09/15/20	1,593,225
	Cimarex Energy Company
2,540,000	4.375%, 06/01/24	2,606,675
1,090,000	5.875%, 05/01/22	1,199,681
1,700,000	Crestwood Midstream Partners, LP*^ 6.125%, 03/01/22	1,749,937
1,655,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	1,686,031

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,300,000	Energy Transfer Equity, LP^ 5.875%, 01/15/24	$1,344,688
739,000	Energy XXI Gulf Coast, Inc.* 6.875%, 03/15/24	747,314
1,135,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	1,196,716
2,875,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	2,887,578
1,460,000	Gulfport Energy Corp. 7.750%, 11/01/20	1,589,575
1,850,000	Linn Energy, LLC‡ 6.250%, 11/01/19	1,882,375
2,000,000	Oasis Petroleum, Inc.^ 6.875%, 01/15/23	2,188,750
600,000	Pacific Drilling, SA* 5.375%, 06/01/20	574,125
2,013,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/18	2,131,264
595,000	Pioneer Energy Services Corp.* 6.125%, 03/15/22	615,081
1,873,000	Rice Energy, Inc.*^ 6.250%, 05/01/22	1,863,635
1,390,000	Seventy Seven Energy, Inc. 6.625%, 11/15/19	1,467,319
2,900,000	W&T Offshore, Inc. 8.500%, 06/15/19	3,092,125

		37,275,864

	Financials (3.7%)
1,210,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	1,241,762
910,000	First Cash Financial Services, Inc.*^ 6.750%, 04/01/21	955,500
750,000	iStar Financial, Inc. 4.875%, 07/01/18	748,125
	Jefferies Finance, LLC*
1,000,000	7.375%, 04/01/20	1,051,250
694,000	6.875%, 04/15/22	694,868
	Nationstar Mortgage, LLC / Nationstar Capital Corp.
895,000	6.500%, 07/01/21	872,066
600,000	7.875%, 10/01/20	616,500
1,500,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	1,610,625

		7,790,696

	Health Care (8.2%)
850,000	Alere, Inc. 6.500%, 06/15/20	877,625
1,855,000	Community Health Systems, Inc. 7.125%, 07/15/20	1,999,922
198,000	ConvaTec Finance International, SA* 8.250%, 01/15/19	202,826
1,000,000	Crimson Merger Sub, Inc.* 6.625%, 05/15/22	945,000

PRINCIPAL AMOUNT		VALUE

2,500,000	DaVita HealthCare Partners, Inc.^ 5.125%, 07/15/24	$2,465,625
385,000	Grifols Worldwide Operations, Ltd.* 5.250%, 04/01/22	387,406
725,000	HCA Holdings, Inc. 6.250%, 02/15/21	768,047
1,581,000	HCA, Inc. 4.750%, 05/01/23	1,566,178
2,155,000	Hologic, Inc. 6.250%, 08/01/20	2,250,628
980,000	Salix Pharmaceuticals, Ltd.* 6.000%, 01/15/21	1,037,575
1,590,000	Tenet Healthcare Corp. 6.750%, 02/01/20	1,687,388
	Universal Health Services, Inc.*
750,000	4.750%, 08/01/22	751,406
750,000	3.750%, 08/01/19	749,531
	Valeant Pharmaceuticals International, Inc.*
1,000,000	7.250%, 07/15/22	1,074,375
290,000	7.500%, 07/15/21	315,556
450,000	VPII Escrow Corp.* 6.750%, 08/15/18	475,594

		17,554,682

	Industrials (11.4%)
1,655,000	ACCO Brands Corp.^~ 6.750%, 04/30/20	1,721,200
1,185,000	Amsted Industries, Inc.* 5.000%, 03/15/22	1,179,075
1,530,000	Digitalglobe, Inc. 5.250%, 02/01/21	1,503,225
1,100,000	Dycom Investments, Inc. 7.125%, 01/15/21	1,188,688
1,836,000	Edgen Murray Corp.* 8.750%, 11/01/20	2,060,910
1,012,000	Garda World Security Corp.* 7.250%, 11/15/21	1,039,198
790,000	GrafTech International, Ltd. 6.375%, 11/15/20	815,181
725,000	Meritor, Inc. 6.750%, 06/15/21	773,031
627,000	Michael Baker Holdings, LLC / Michael Baker Finance Corp.* 8.875%, 04/15/19	628,959
1,350,000	Michael Baker International, LLC / CDL Acquisition Company, Inc.* 8.250%, 10/15/18	1,422,563
740,000	Navistar International Corp.^ 8.250%, 11/01/21	755,725
736,000	Nortek, Inc. 8.500%, 04/15/21	800,860
2,150,000	Rexel, SA* 6.125%, 12/15/19	2,270,937

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,530,000	Spirit AeroSystems, Inc.* 5.250%, 03/15/22	$1,547,213
2,825,000	Titan International, Inc. 6.875%, 10/01/20	2,876,203
1,200,000	United Continental Holdings, Inc.^ 6.375%, 06/01/18	1,284,750
2,250,000	United Rentals North America, Inc. 7.625%, 04/15/22	2,500,312

		24,368,030

	Information Technology (9.2%)
1,850,000	Activision Blizzard, Inc.* 5.625%, 09/15/21	1,962,156
1,935,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	1,924,116
1,860,000	Amkor Technology, Inc. 6.625%, 06/01/21	1,957,650
1,200,000	Belden, Inc.* 5.500%, 09/01/22	1,232,250
1,000,000	Cardtronics, Inc.* 5.125%, 08/01/22	1,001,875
3,000,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	3,393,750
1,266,000	Magnachip Semiconductor, Inc. 6.625%, 07/15/21	1,228,811
3,000,000	Nuance Communications, Inc.* 5.375%, 08/15/20	3,016,875
800,000	NXP Semiconductors, NV* 5.750%, 02/15/21	840,500
2,900,000	Viasystems, Inc.* 7.875%, 05/01/19	3,043,187

		19,601,170

	Materials (9.8%)
2,379,000	ArcelorMittal S.A. 5.750%, 08/05/20	2,496,463
2,600,000	Ashland, Inc. 4.750%, 08/15/22	2,530,125
1,363,000	Chemtura Corp.^ 5.750%, 07/15/21	1,385,149
	First Quantum Minerals, Ltd.*
690,000	7.000%, 02/15/21	713,288
690,000	6.750%, 02/15/20	711,131
2,175,000	FMG Resources*^ 8.250%, 11/01/19	2,349,000
1,800,000	Greif, Inc. 7.750%, 08/01/19	2,062,125
	INEOS Group Holdings, SA*
800,000	6.125%, 08/15/18	811,000
600,000	5.875%, 02/15/19	605,625
1,600,000	New Gold, Inc.* 6.250%, 11/15/22	1,695,000
1,580,000	Plastipak Holdings, Inc.* 6.500%, 10/01/21	1,670,850

PRINCIPAL AMOUNT		VALUE

	Sealed Air Corp.*
550,000	6.500%, 12/01/20	$614,281
300,000	5.250%, 04/01/23	298,875
2,155,000	Trinseo Materials Operating, SCA 8.750%, 02/01/19	2,274,872
754,000	United States Steel Corp.^ 6.875%, 04/01/21	797,826

		21,015,610

	Telecommunication Services (6.7%)
1,560,000	Brightstar Corp.* 7.250%, 08/01/18	1,698,450
912,000	CenturyLink, Inc.^ 6.750%, 12/01/23	990,596
745,000	Frontier Communications Corp. 7.625%, 04/15/24	784,113
740,000	Inmarsat Finance, PLC* 4.875%, 05/15/22	739,075
	Intelsat, SA
1,450,000	7.750%, 06/01/21	1,488,969
100,000	8.125%, 06/01/23	104,125
2,350,000	SBA Communications Corp.* 4.875%, 07/15/22	2,267,750
690,000	Sprint Communications, Inc. 6.000%, 11/15/22	680,081
	Sprint Corp.*
2,570,000	7.250%, 09/15/21	2,746,687
580,000	7.875%, 09/15/23	622,775
320,000	7.125%, 06/15/24	326,200
1,820,000	T-Mobile USA, Inc. 6.625%, 04/01/23	1,909,863

		14,358,684

	Utilities (1.1%)
1,600,000	AmeriGas Finance Corp. 7.000%, 05/20/22	1,716,000
660,000	Calpine Corp. 5.375%, 01/15/23	648,450

		2,364,450

	TOTAL CORPORATE BONDS (Cost $196,438,359)	202,545,895

CONVERTIBLE BONDS (2.3%)
	Consumer Discretionary (0.7%)
975,000	MGM Resorts International 4.250%, 04/15/15	1,451,385

	Financials (1.2%)
2,134,000	Ares Capital Corp.^ 5.750%, 02/01/16	2,269,541
264,000	MGIC Investment Corp. 5.000%, 05/01/17	288,678

		2,558,219

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Materials (0.4%)
800,000	Glencore Finance Europe, SA 5.000%, 12/31/14	$927,814

	TOTAL CONVERTIBLE BONDS (Cost $4,632,128)	4,937,418

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.9%)
	Energy (0.6%)
1,125	Chesapeake Energy Corp.* 5.750%	1,342,969

	Industrials (0.7%)
25,000	United Technologies Corp. 7.500%	1,483,000

	Utilities (0.6%)
25,000	Dominion Resources, Inc. 6.375%	1,267,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,079,792)	4,093,469

SHORT TERM INVESTMENT (3.3%)
7,164,678	Fidelity Prime Money Market Fund - Institutional Class (Cost $7,164,678)	7,164,678

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (10.0%)
	Federal Home Loan Bank Discount Notes
4,016,724	0.000%, 09/24/14	4,016,724
2,685,158	0.000%, 09/10/14	2,685,158
2,677,414	Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	2,677,414
1,338,686	Federal National Mortgage Association Discount Note 0.000%, 12/01/14	1,338,686
3,457,255	Fidelity Prime Money Market Fund - Institutional Class	3,457,255
3,725,847	Goldman Sachs Financial Square Fund	3,725,847
3,409,661	Morgan Stanley Institutional Liquidity Fund	3,409,661

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $21,310,745)	21,310,745

TOTAL INVESTMENTS (112.3%) (Cost $233,625,702)		240,052,205

NUMBER OF SHARES/ PRINCIPAL AMOUNT	VALUE

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.0%)	$(21,310,745)

LIABILITIES, LESS OTHER ASSETS (-2.4%)	(5,069,223)

NET ASSETS (100.0%)	$213,672,237

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $395,363.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2014.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (28.6%)
	Consumer Discretionary (4.8%)
10,000,000	Ctrip.com International, Ltd.* 1.250%, 10/15/18	$10,994,650
8,000,000	HomeAway, Inc.* 0.125%, 04/01/19	7,852,520
6,000,000	Iconix Brand Group, Inc. 1.500%, 03/15/18	8,658,660
	Jarden Corp.
12,000,000	1.875%, 09/15/18	15,819,240
5,000,000	1.500%, 06/15/19~	5,802,875
10,000,000	Live Nation Entertainment, Inc.* 2.500%, 05/15/19	10,273,100
4,000,000	M/I Homes, Inc.^ 3.000%, 03/01/18	4,146,120
9,635,000	Meritage Homes Corp. 1.875%, 09/15/32	9,877,513
16,500,000	MGM Resorts International~ 4.250%, 04/15/15	24,561,900
10,000,000	Restoration Hardware Holdings, Inc.* 0.000%, 06/15/19	9,741,050
9,000,000	Shutterfly, Inc. 0.250%, 05/15/18	9,365,040
9,000,000	Sirius XM Holdings, Inc.* 7.000%, 12/01/14	16,718,085
4,000,000	Standard Pacific Corp. 1.250%, 08/01/32	4,647,800
5,250,000	TAL Education Group* 2.500%, 05/15/19	6,840,724
25,000,000	Tesla Motors, Inc.^ 1.250%, 03/01/21	23,399,750
9,500,000	Toll Brothers Finance Corp.^ 0.500%, 09/15/32	9,693,135
15,000,000	Vipshop Holdings, Ltd. 1.500%, 03/15/19	18,817,200

		197,209,362

	Energy (2.4%)
10,000,000	Chesapeake Energy Corp.^ 2.750%, 11/15/35	10,366,450
6,500,000	Energy XXI Bermuda, Ltd.* 3.000%, 12/15/18	6,148,642
6,850,000	Helix Energy Solutions Group, Inc.^ 3.250%, 03/15/32	9,006,654
9,000,000	Newpark Resources, Inc. 4.000%, 10/01/17	11,940,480
11,500,000	Petroleum Development Corp.* 3.250%, 05/15/16	16,351,160
3,000,000	Renewable Energy Group, Inc. 2.750%, 06/15/19	3,288,255
	SEACOR Holdings, Inc.
14,295,000	2.500%, 12/15/27	15,756,950
5,000,000	3.000%, 11/15/28*	4,786,150

PRINCIPAL AMOUNT		VALUE

16,000,000	Stone Energy Corp.^ 1.750%, 03/01/17	$18,403,680

		96,048,421

	Financials (2.7%)
4,000,000	American Residential Properties OP, LP*~ 3.250%, 11/15/18	4,218,080
5,000,000	Amtrust Financial Services, Inc.~ 5.500%, 12/15/21	8,400,900
5,000,000	BioMed Realty, LP* 3.750%, 01/15/30	6,285,275
3,500,000	Cowen Group, Inc.* 3.000%, 03/15/19	3,611,388
5,000,000	DDR Corp. 1.750%, 11/15/40	5,988,275
	Encore Capital Group, Inc.
5,000,000	3.000%, 11/27/17	7,223,200
5,000,000	2.875%, 03/15/21*	4,752,425
3,000,000	Ezcorp, Inc.* 2.125%, 06/15/19	2,713,365
10,000,000	Forest City Enterprises, Inc. 4.250%, 08/15/18	11,178,300
6,000,000	Forestar Group, Inc. 3.750%, 03/01/20	6,462,030
4,200,000	FXCM, Inc. 2.250%, 06/15/18	4,179,861
18,000,000	PHH Corp. 4.000%, 09/01/14	17,947,260
5,000,000	SL Green Operating Partnership, LP* 3.000%, 10/15/17	6,850,975
5,000,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	5,589,900
6,000,000	Starwood Waypoint Residential Trust* 3.000%, 07/01/19	6,085,290
10,000,000	Walter Investment Management Corp. 4.500%, 11/01/19	9,156,950

		110,643,474

	Health Care (3.3%)
3,391,000	Acorda Therapeutics, Inc. 1.750%, 06/15/21	3,309,786
5,000,000	Allscripts Healthcare Solutions, Inc.*~ 1.250%, 07/01/20	5,662,950
6,500,000	AMAG Pharmaceuticals, Inc.~ 2.500%, 02/15/19	6,687,850
	BioMarin Pharmaceutical, Inc.
1,250,000	1.500%, 10/15/20^	1,307,337
1,250,000	0.750%, 10/15/18	1,278,888
9,500,000	Brookdale Senior Living, Inc.^ 2.750%, 06/15/18	13,050,245
3,500,000	Emergent Biosolutions, Inc.*^ 2.875%, 01/15/21	3,638,985
7,000,000	Healthways, Inc. 1.500%, 07/01/18	7,667,345

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

6,338,000	Illumina, Inc.* 0.000%, 06/15/19	$6,316,356
1,804,000	Insulet Corp. 2.000%, 06/15/19	1,899,017
10,162,000	Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	10,891,987
3,000,000	InterMune, Inc. 2.500%, 09/15/18	4,498,035
12,500,000	Medicines Company 1.375%, 06/01/17	13,773,625
	Molina Healthcare, Inc.
10,500,000	3.750%, 10/01/14	13,872,442
5,000,000	1.125%, 01/15/20	5,881,650
8,000,000	NuVasive, Inc. 2.750%, 07/01/17	9,414,760
5,500,000	Spectranetics Corp. 2.625%, 06/01/34	6,196,905
12,500,000	Volcano Corp. 1.750%, 12/01/17	11,841,937
5,000,000	Wright Medical Group, Inc. 2.000%, 08/15/17	6,798,475

		133,988,575

	Industrials (0.7%)
3,750,000	CBIZ, Inc.* 4.875%, 10/01/15	4,573,931
3,998,000	Macquarie Infrastructure Company, LLC~ 2.875%, 07/15/19	4,363,417
	Navistar International Corp.*
10,000,000	4.750%, 04/15/19	10,457,650
10,000,000	4.500%, 10/15/18^	10,155,600

		29,550,598

	Information Technology (12.8%)
3,000,000	Blucora, Inc.* 4.250%, 04/01/19	3,158,730
7,750,000	Bottomline Technologies (de), Inc. 1.500%, 12/01/17	8,829,459
10,000,000	Broadsoft, Inc. 1.500%, 07/01/18	9,996,200
7,000,000	Canadian Solar, Inc.* 4.250%, 02/15/19	6,760,215
8,800,000	Cardtronics, Inc.*^ 1.000%, 12/01/20	8,772,500
15,900,000	Ciena Corp.* 3.750%, 10/15/18	20,567,922
10,000,000	Citrix Systems, Inc.*^ 0.500%, 04/15/19	10,888,550
20,400,000	Concur Technologies, Inc.^ 0.500%, 06/15/18	22,596,162
12,000,000	Cornerstone Ondemand, Inc. 1.500%, 07/01/18	13,112,580
10,716,000	CSG Systems International, Inc.* 3.000%, 03/01/17	13,367,031

PRINCIPAL AMOUNT		VALUE

5,000,000	Dealertrack Technologies, Inc. 1.500%, 03/15/17	$6,001,650
11,900,000	Emulex Corp.* 1.750%, 11/15/18	11,089,789
7,300,000	Equinix, Inc. 3.000%, 10/15/14	14,263,105
12,752,000	Finisar Corp.* 0.500%, 12/15/33	12,544,015
9,500,000	Infinera Corp.^ 1.750%, 06/01/18	10,072,660
13,000,000	InterDigital, Inc. 2.500%, 03/15/16	14,024,725
15,000,000	JDS Uniphase Corp.*^ 0.625%, 08/15/33	15,122,700
7,500,000	Lam Research Corp.^ 0.500%, 05/15/16	9,432,225
10,000,000	Mentor Graphics Corp.^ 4.000%, 04/01/31	11,654,350
10,000,000	MercadoLibre, Inc.* 2.250%, 07/01/19	10,246,500
5,000,000	Microchip Technology, Inc. 2.125%, 12/15/37	8,877,500
10,000,000	Micron Technology, Inc. 1.625%, 02/15/33	27,985,850
2,500,000	NetSuite, Inc.^ 0.250%, 06/01/18	2,551,225
20,000,000	NVIDIA Corp.* 1.000%, 12/01/18	21,655,500
25,000,000	ON Semiconductor Corp.^ 2.625%, 12/15/26	28,454,750
10,600,000	Palo Alto Networks, Inc.* 0.000%, 07/01/19	10,862,880
5,200,000	Photronics, Inc. 3.250%, 04/01/16	5,583,396
5,000,000	Proofpoint, Inc.* 1.250%, 12/15/18	5,755,975
8,000,000	Qihoo 360 Technology Company, Ltd.*^ 2.500%, 09/15/18	9,021,920
7,000,000	Rambus, Inc.* 1.125%, 08/15/18	8,183,245
5,500,000	Rovi Corp. 2.625%, 02/15/40	5,579,640
18,500,000	Salesforce.com, Inc.^ 0.250%, 04/01/18	20,500,312
16,400,000	SanDisk Corp.* 0.500%, 10/15/20	19,158,152
4,500,000	ServiceNow, Inc.* 0.000%, 11/01/18	4,846,455
10,000,000	SINA Corp.* 1.000%, 12/01/18	9,224,900
4,500,000	SouFun Holdings, Ltd.*^ 2.000%, 12/15/18	4,379,198

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,000,000	Spansion, Inc.*^ 2.000%, 09/01/20	$4,548,225
	SunEdison, Inc.*
6,250,000	2.000%, 10/01/18	9,634,656
1,000,000	0.250%, 01/15/20	1,012,500
2,500,000	SunPower Corp. 0.750%, 06/01/18	3,987,525
	Take-Two Interactive Software, Inc.
5,000,000	1.000%, 07/01/18	6,118,250
4,000,000	1.750%, 12/01/16^	5,265,960
5,000,000	TTM Technologies, Inc. 1.750%, 12/15/20	5,181,725
10,000,000	Web.com Group, Inc. 1.000%, 08/15/18	10,331,000
14,500,000	Workday, Inc. 0.750%, 07/15/18	17,905,325
5,000,000	Xilinx, Inc. 2.625%, 06/15/17	7,382,500
16,601,000	Yandex, NV*^ 1.125%, 12/15/18	15,205,603
10,000,000	YY, Inc.* 2.250%, 04/01/19	9,956,600

		521,651,835

	Materials (1.9%)
4,000,000	B2Gold Corp.* 3.250%, 10/01/18	4,103,920
15,000,000	Cemex, SAB de CV^ 3.750%, 03/15/18	21,720,525
20,000,000	Goldcorp, Inc. 2.000%, 08/01/14	20,046,800
2,950,000	Horsehead Holding Corp. 3.800%, 07/01/17	4,168,616
14,000,000	Royal Gold, Inc. 2.875%, 06/15/19	15,243,270
	RTI International Metals, Inc.
4,000,000	3.000%, 12/01/15	4,119,600
3,600,000	1.625%, 10/15/19	3,513,744
3,750,000	United States Steel Corp. 2.750%, 04/01/19	5,456,212

		78,372,687

	TOTAL CONVERTIBLE BONDS (Cost $1,108,560,882)	1,167,464,952

SYNTHETIC CONVERTIBLE SECURITIES (15.5%) ¤
Corporate Bonds (15.5%)
	Consumer Discretionary (4.0%)
6,500,000	Amazon.com, Inc.~ 0.650%, 11/27/15	6,509,230
	American Honda Finance Corp.~
1,000,000	1.000%, 08/11/15*	1,005,940
500,000	1.125%, 10/07/16	502,830

PRINCIPAL AMOUNT		VALUE

500,000	0.732%, 10/07/16‡	$503,983
6,000,000	British Telecommunications, PLC~ 1.250%, 02/14/17	5,989,320
10,000,000	Chrysler Group, LLC~ 8.000%, 06/15/19	10,668,750
6,820,000	D.R. Horton, Inc. 3.750%, 03/01/19	6,790,162
	Daimler Finance North America, LLC*~
5,000,000	1.300%, 07/31/15	5,037,350
5,000,000	1.250%, 01/11/16	5,035,700
	DIRECTV Holdings, LLC~
5,000,000	3.500%, 03/01/16	5,206,675
5,000,000	2.400%, 03/15/17	5,132,775
	DISH DBS Corp.
10,000,000	4.250%, 04/01/18	10,175,000
5,000,000	6.625%, 10/01/14~	5,034,375
12,669,000	Express, LLC 8.750%, 03/01/18	13,247,023
	Ford Motor Credit Company, LLC~
5,000,000	1.700%, 05/09/16	5,054,525
2,000,000	1.500%, 01/17/17	2,004,920
	General Motors Company, Inc.~
3,000,000	3.250%, 05/15/18	3,000,000
2,000,000	2.750%, 05/15/16	2,020,000
500,000	General Motors Financial Company, Inc. 2.625%, 07/10/17	498,750
5,000,000	Harley-Davidson Financial Services, Inc.*~ 1.150%, 09/15/15	5,032,150
4,000,000	Hyundai Capital America*~ 1.625%, 10/02/15	4,032,060
5,000,000	Icahn Enterprises, LP~ 3.500%, 03/15/17	4,984,375
4,564,000	L Brands, Inc.~ 5.250%, 11/01/14	4,601,082
	Lennar Corp.
7,760,000	4.500%, 06/15/19	7,793,950
7,000,000	4.125%, 12/01/18^	7,105,000
5,000,000	Meritage Homes Corp. 4.500%, 03/01/18	5,100,000
5,605,000	NCL Corp., Ltd. - Class C~ 5.000%, 02/15/18	5,731,112
2,000,000	Nissan Motor Acceptance Corp.*~‡ 0.777%, 03/03/17	2,005,120
2,000,000	Numericable Group, SA* 4.875%, 05/15/19	2,023,750
590,000	Tenneco, Inc. 7.750%, 08/15/18	615,444
2,000,000	Thomson Reuters Corp.~ 0.875%, 05/23/16	1,997,930
2,500,000	Time Warner, Inc.~ 3.150%, 07/15/15	2,561,488
3,000,000	Toll Brothers Finance Corp. 4.000%, 12/31/18	3,078,750

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

8,750,000	Viacom, Inc. 1.250%, 02/27/15	$8,792,175
3,000,000	Volkswagen International Finance, NV*~ 1.150%, 11/20/15	3,021,495

		161,893,189

	Consumer Staples (1.4%)
5,000,000	Anheuser-Busch InBev, NV~ 0.800%, 07/15/15	5,023,000
2,000,000	Campbell Soup~‡ 0.525%, 08/01/14	2,000,000
	ConAgra Foods, Inc.~
5,000,000	1.350%, 09/10/15	5,033,150
4,500,000	1.300%, 01/25/16	4,529,722
4,000,000	Constellation Brands, Inc.~ 7.250%, 09/01/16	4,420,000
3,000,000	Costco Wholesale Corp.~ 0.650%, 12/07/15	3,009,465
500,000	General Mills, Inc.~ 0.875%, 01/29/16	501,190
6,561,000	Kellogg Company~ 1.125%, 05/15/15	6,595,675
2,000,000	Kimberly-Clark Corp.~‡ 0.344%, 05/15/16	2,003,240
3,000,000	Kraft Foods Group, Inc.~ 1.625%, 06/04/15	3,027,960
5,000,000	PepsiCo, Inc.~ 0.700%, 08/13/15	5,020,050
11,347,000	Reynolds American, Inc.~ 1.050%, 10/30/15	11,351,142
3,000,000	Walgreen Company~ 1.000%, 03/13/15	3,009,540
1,000,000	WM Wrigley Jr Company*~ 1.400%, 10/21/16	1,007,055

		56,531,189

	Energy (1.8%)
5,000,000	Chesapeake Energy Corp.~ 3.250%, 03/15/16	5,021,875
	CNOOC, Ltd.~
1,000,000	1.625%, 04/30/17	999,590
500,000	1.125%, 05/09/16	500,358
2,000,000	Devon Energy Corp.~ 1.200%, 12/15/16	2,002,900
3,000,000	Enbridge, Inc.~‡ 0.885%, 10/01/16	3,016,395
7,500,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	7,907,812
3,235,000	Exterran Holdings, Inc.~ 7.250%, 12/01/18	3,394,728
14,110,000	Frontier Oil Corp.~ 6.875%, 11/15/18	14,825,518
8,000,000	Marathon Oil Corp. 0.900%, 11/01/15	8,021,360

PRINCIPAL AMOUNT		VALUE

1,500,000	Nabors Industries, Inc.~ 2.350%, 09/15/16	$1,536,863
7,000,000	Petrobras Global Finance, BV~ 2.000%, 05/20/16	7,026,145
16,951,000	SESI, LLC~ 6.375%, 05/01/19	17,883,305
3,275,000	Whiting Petroleum Corp. 6.500%, 10/01/18	3,406,000

		75,542,849

	Financials (2.6%)
5,000,000	ABN AMRO Bank, NV*~ 1.375%, 01/22/16	5,038,875
5,000,000	Aviation Capital Group Corp.*~ 3.875%, 09/27/16	5,163,625
8,000,000	Bank of America Corp.~^ 1.250%, 01/11/16	8,045,960
7,750,000	BB&T Corp.~ 1.000%, 04/03/17	7,689,434
1,000,000	Berkshire Hathaway Finance Corp.~ 0.950%, 08/15/16	1,004,180
500,000	Berkshire Hathaway, Inc.~ 0.800%, 02/11/16	501,932
5,585,000	BlackRock, Inc.~ 1.375%, 06/01/15	5,631,746
3,000,000	Charles Schwab Corp.~ 0.850%, 12/04/15	3,011,055
10,000,000	Citigroup, Inc.~ 1.300%, 04/01/16	10,051,750
1,850,000	Deutsche Bank, AG~ 1.400%, 02/13/17	1,851,804
7,000,000	Goldman Sachs Group, Inc.~ 1.600%, 11/23/15	7,072,485
	iStar Financial, Inc.
6,000,000	4.875%, 07/01/18	5,985,000
6,000,000	3.875%, 07/01/16~	6,082,500
2,000,000	4.000%, 11/01/17	1,980,000
	JPMorgan Chase & Company~
15,000,000	0.800%, 04/23/15	15,018,300
5,000,000	1.100%, 10/15/15	5,027,825
5,000,000	Leucadia National Corp.~ 8.125%, 09/15/15	5,368,750
6,000,000	Morgan Stanley~ 1.750%, 02/25/16	6,076,290
5,000,000	Wells Fargo & Company 1.500%, 07/01/15	5,052,500

		105,654,011

	Health Care (1.4%)
10,000,000	AbbVie, Inc.~ 1.200%, 11/06/15	10,054,750
1,000,000	Actavis Funding, SCS* 1.300%, 06/15/17	991,665

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Amgen, Inc.~
14,193,000	1.875%, 11/15/14	$14,250,837
5,000,000	2.500%, 11/15/16	5,164,575
1,000,000	ANZ New Zealand (Int’l), Ltd.*~ 1.400%, 04/27/17	1,000,600
3,000,000	Baxter International, Inc.~ 0.950%, 06/01/16	3,008,745
6,000,000	Community Health Systems, Inc. 5.125%, 08/15/18	6,180,000
4,400,000	Gilead Sciences, Inc.~ 2.400%, 12/01/14	4,427,588
2,703,000	HCA, Inc. 3.750%, 03/15/19	2,686,106
	Mylan, Inc.~
1,000,000	1.800%, 06/24/16	1,012,680
500,000	1.350%, 11/29/16	500,625
3,050,000	Thermo Fisher Scientific, Inc.~ 3.200%, 05/01/15	3,106,120
1,000,000	VPII Escrow Corp.* 6.750%, 08/15/18	1,056,875
5,000,000	WellPoint, Inc. 1.250%, 09/10/15	5,031,325

		58,472,491

	Industrials (2.0%)
4,000,000	Air Lease Corp.~ 4.500%, 01/15/16	4,168,800
	Caterpillar, Inc.~
5,000,000	0.950%, 06/26/15	5,026,550
4,625,000	0.700%, 02/26/16	4,628,746
	CNH Industrial Capital, LLC
7,675,000	3.875%, 11/01/15	7,790,125
4,800,000	3.250%, 02/01/17~	4,800,000
	Deluxe Corp.
11,250,000	7.000%, 03/15/19~	11,925,000
5,439,000	5.125%, 10/01/14	5,469,595
8,000,000	Eaton Corp.~ 0.950%, 11/02/15	8,026,800
1,000,000	GATX Corp.~ 1.250%, 03/04/17	993,350
	General Electric Capital Corp.~
10,000,000	1.625%, 07/02/15	10,113,100
5,000,000	1.000%, 12/11/15	5,030,300
1,400,000	General Electric Company~ 0.850%, 10/09/15	1,406,489
	John Deere Capital Corp.~
5,000,000	0.950%, 06/29/15	5,028,700
500,000	1.050%, 10/11/16	502,145
1,000,000	PACCAR Financial Corp.~ 0.800%, 02/08/16	1,003,450
5,000,000	Penske Truck Leasing Company, LP*~ 2.500%, 03/15/16	5,122,125
1,000,000	Rockwell Collins, Inc.~‡ 0.581%, 12/15/16	1,002,645

		82,037,920

PRINCIPAL AMOUNT		VALUE

	Information Technology (1.4%)
9,320,000	Alliance Data Systems Corp.* 5.250%, 12/01/17	$9,698,625
13,000,000	Anixter International, Inc.~ 5.950%, 03/01/15	13,292,500
5,000,000	Hewlett-Packard Company~ 3.000%, 09/15/16	5,197,450
5,000,000	International Business Machines Corp.~ 0.550%, 02/06/15	5,009,075
5,000,000	Jabil Circuit, Inc.~ 7.750%, 07/15/16	5,621,875
4,000,000	NXP Semiconductors, NV*~ 3.750%, 06/01/18	3,970,000
7,000,000	Sanmina Corp.* 4.375%, 06/01/19	6,965,000
5,000,000	Seagate Technology, PLC*~ 3.750%, 11/15/18	5,106,250
3,000,000	Texas Instruments, Inc.~ 0.450%, 08/03/15	3,002,805

		57,863,580

	Materials (0.3%)
5,000,000	Ashland, Inc.~ 3.000%, 03/15/16	5,081,250
1,000,000	BHP Billiton Finance USA, Ltd.~‡ 0.484%, 09/30/16	1,000,615
7,625,000	Ecolab, Inc.~ 1.000%, 08/09/15	7,653,098

		13,734,963

	Telecommunication Services (0.5%)
	AT&T, Inc.~
6,155,000	0.800%, 12/01/15	6,169,434
5,000,000	0.900%, 02/12/16	5,014,550
5,875,000	Brightstar Corp.* 9.500%, 12/01/16	6,245,859
	Verizon Communications, Inc.
500,000	2.500%, 09/15/16	516,190
500,000	1.761%, 09/15/16‡	513,530

		18,459,563

	Utilities (0.1%)
2,500,000	NextEra Energy, Inc.~ 1.200%, 06/01/15	2,514,787

	TOTAL CORPORATE BONDS	632,704,542

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.0%) #
	Consumer Discretionary (0.0%)
300	Michael Kors Holdings, Ltd. Call, 08/16/14, Strike $87.50	48,750
846	Time Warner, Inc. Call, 10/18/14, Strike $90.00	126,477

		175,227

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

	Health Care (0.0%)
890	Alere, Inc. Call, 08/16/14, Strike $38.00	$249,200
449	Allergan, Inc. Call, 08/16/14, Strike $175.00	37,043
591	Celgene Corp. Call, 08/01/14, Strike $90.00	2,955
253	C.R. Bard, Inc. Call, 09/20/14, Strike $155.00	79,695

		368,893

	Information Technology (0.0%)
1,100	OpenTable, Inc. Call, 08/16/14, Strike $105.00	110

	Materials (0.0%)
3,200	Vale, SA Call, 01/17/15, Strike $17.00	91,200

	TOTAL PURCHASED OPTIONS	635,430

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $631,263,831)	633,339,972

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.3%)
	Consumer Staples (0.1%)
40,000	Post Holdings, Inc. 5.250%	3,904,600

	Financials (0.2%)
101,500	Crown Castle International Corp. 4.500%	10,173,345

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,124,675)	14,077,945

COMMON STOCKS (46.8%)
	Consumer Discretionary (6.5%)
45,300	Amazon.com, Inc.~#	14,178,447
3,000	AutoZone, Inc.~#	1,551,090
20,500	Bed Bath & Beyond, Inc.~#	1,297,445
130,145	Brunswick Corp.~	5,248,748
219,010	Burlington Stores, Inc.~#	7,168,197
45,000	CarMax, Inc.~#	2,196,450
191,154	CBS Corp. - Class B~	10,863,282
57,500	Coach, Inc.~	1,987,200
336,100	Comcast Corp. - Class A~	18,058,653
76,500	D.R. Horton, Inc.~	1,583,550
20,000	Darden Restaurants, Inc.~	935,000
51,700	Delphi Automotive, PLC	3,453,560
126,945	Dick’s Sporting Goods, Inc.~	5,398,971

NUMBER OF SHARES		VALUE

97,000	DIRECTV - Class A#	$8,346,850
25,000	Discovery Communications, Inc. - Class A~#	2,130,250
26,000	Dollar General Corp.~#	1,435,980
47,278	Dollar Tree, Inc.#	2,575,233
404,000	Ford Motor Company	6,876,080
12,000	Fossil Group, Inc.~#	1,176,000
15,000	Gap, Inc.~	601,650
107,700	General Motors Company, Inc.	3,642,414
160,634	Grupo Televisa, SAB	5,716,964
270,400	Home Depot, Inc.~	21,861,840
35,000	Interpublic Group of Companies, Inc.~	689,850
65,000	Johnson Controls, Inc.	3,070,600
215,778	Jumei International Holding, Ltd.^#	6,158,304
20,000	Kohl’s Corp.~	1,070,800
208,709	Lamar Advertising Company - Class A~	10,466,756
44,500	Lennar Corp. - Class A^	1,612,235
193,900	Lowe’s Companies, Inc.	9,278,115
27,500	Macy’s, Inc.	1,589,225
33,241	Malibu Boats, Inc.~#	639,889
70,000	McDonald’s Corp.	6,619,200
140,641	Michael Kors Holdings, Ltd.~#	11,459,429
10,000	Mohawk Industries, Inc.#	1,247,700
89,400	Nike, Inc. - Class B	6,895,422
6,800	Priceline Group, Inc.#	8,448,660
92,000	PulteGroup, Inc.	1,623,800
11,000	PVH Corp.	1,211,980
20,000	Ross Stores, Inc.	1,288,000
59,300	Starbucks Corp.	4,606,424
40,000	Target Corp.^	2,383,600
14,500	Time Warner Cable, Inc.	2,103,950
149,382	Time Warner, Inc.	12,401,694
71,100	TJX Companies, Inc.	3,788,919
20,000	TripAdvisor, Inc.^#	1,896,800
211,200	Twenty-First Century Fox, Inc.	6,690,816
39,300	Viacom, Inc. - Class B	3,248,931
208,300	Walt Disney Company~	17,888,804
18,000	Whirlpool Corp.	2,567,520
12,000	Wynn Resorts, Ltd.	2,558,400
20,000	Yum! Brands, Inc.	1,388,000

		263,177,677

	Consumer Staples (3.9%)
276,900	Altria Group, Inc.~	11,242,140
118,500	Archer-Daniels-Midland Company	5,498,400
375,000	Coca-Cola Company~	14,733,750
75,400	Colgate-Palmolive Company~	4,780,360

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

40,000	ConAgra Foods, Inc.^	$1,205,200
27,000	Costco Wholesale Corp.~	3,173,580
156,200	CVS Caremark Corp.	11,927,432
64,600	General Mills, Inc.	3,239,690
14,000	Hershey Company~	1,234,100
35,000	Kellogg Company	2,094,050
32,300	Kimberly-Clark Corp.	3,355,001
62,833	Kraft Foods Group, Inc.	3,366,906
65,000	Kroger Company	3,183,700
61,400	Lorillard, Inc.	3,713,472
39,900	Mead Johnson Nutrition Company	3,648,456
210,100	Mondelez International, Inc. - Class A	7,563,600
200,200	PepsiCo, Inc.~	17,637,620
167,000	Philip Morris International, Inc.	13,695,670
296,300	Procter & Gamble Company	22,909,916
200,900	Wal-Mart Stores, Inc.~	14,782,222
90,000	Walgreen Company	6,189,300

		159,174,565

	Energy (5.1%)
47,100	Anadarko Petroleum Corp.	5,032,635
24,500	Apache Corp.~	2,515,170
48,500	Baker Hughes, Inc.~	3,335,345
152,225	Cameron International Corp.~#	10,794,275
207,400	Chevron Corp.	26,804,376
123,900	ConocoPhillips~	10,221,750
62,500	Devon Energy Corp.~	4,718,750
90,800	EOG Resources, Inc.	9,937,152
28,000	EQT Corp.~	2,626,960
469,520	Exxon Mobil Corp.	46,454,309
125,900	Halliburton Company	8,685,841
10,000	Helmerich & Payne, Inc.~	1,062,600
18,000	Hess Corp.	1,781,640
60,000	Marathon Oil Corp.	2,325,000
51,200	Marathon Petroleum Corp.	4,274,176
13,000	Murphy Oil Corp.	807,690
48,500	National Oilwell Varco, Inc.	3,930,440
70,000	Noble Energy, Inc.	4,654,300
80,800	Occidental Petroleum Corp.	7,894,968
79,650	Phillips 66	6,460,411
13,000	Pioneer Natural Resources Company	2,878,980
200,400	Schlumberger, Ltd.	21,721,356
102,400	Spectra Energy Corp.^	4,190,208
105,000	Valero Energy Corp.	5,334,000
356,858	WPX Energy, Inc.~#	7,340,569

		205,782,901

NUMBER OF SHARES		VALUE

	Financials (7.6%)
29,000	ACE, Ltd.	$2,902,900
37,000	Aflac, Inc.~	2,210,380
102,400	Allstate Corp.~	5,985,280
188,500	American Express Company~	16,588,000
237,000	American International Group, Inc.	12,319,260
32,300	Ameriprise Financial, Inc.~	3,863,080
12,000	AvalonBay Communities, Inc.	1,776,960
1,100,000	Bank of America Corp.~	16,775,000
215,500	Bank of New York Mellon Corp.	8,413,120
91,600	BB&T Corp.~	3,391,032
215,500	Berkshire Hathaway, Inc. - Class B~#	27,030,165
12,900	BlackRock, Inc.	3,931,017
114,062	Blackstone Group, LP~	3,727,546
70,000	Capital One Financial Corp.	5,567,800
150,000	Charles Schwab Corp.	4,162,500
20,000	Chubb Corp.~	1,734,200
312,500	Citigroup, Inc.~	15,284,375
51,000	Discover Financial Services~	3,114,060
110,000	Fifth Third Bancorp	2,252,800
65,000	Franklin Resources, Inc.	3,519,750
80,000	Genworth Financial, Inc. - Class A~#	1,048,000
46,300	Goldman Sachs Group, Inc.~	8,003,881
57,823	Greenhill & Company, Inc.~	2,646,559
45,000	Hartford Financial Services Group, Inc.	1,537,200
75,000	Invesco, Ltd.	2,822,250
501,980	JPMorgan Chase & Company~	28,949,187
76,500	Lincoln National Corp.	4,007,835
15,000	Macerich Company	975,150
168,240	MetLife, Inc.	8,849,424
145,500	Morgan Stanley~	4,705,470
423,271	Navient Corp.~	7,280,261
90,000	PNC Financial Services Group, Inc.	7,430,400
47,800	Principal Financial Group, Inc.	2,374,704
55,000	Prologis, Inc.	2,244,550
90,500	Prudential Financial, Inc.	7,870,785
190,000	Regions Financial Corp.	1,926,600
44,200	Simon Property Group, Inc.	7,433,998
43,500	State Street Corp.	3,064,140
60,000	SunTrust Banks, Inc.	2,283,000
38,000	T. Rowe Price Group, Inc.	2,951,080
27,800	Travelers Companies, Inc.	2,489,768
369,000	US Bancorp~	15,509,070
30,000	Vornado Realty Trust	3,180,600
673,400	Wells Fargo & Company	34,276,060
303,871	WisdomTree Investments, Inc.~#	3,117,716

		311,526,913

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Health Care (6.5%)
140,900	Abbott Laboratories~	$5,934,708
227,100	AbbVie, Inc.~^	11,886,414
36,565	Actavis, PLC#	7,834,417
26,500	Aetna, Inc.~	2,054,545
184,923	Agilent Technologies, Inc.~	10,372,331
40,000	Alexion Pharmaceuticals, Inc.~#	6,359,600
38,800	Allergan, Inc.~	6,435,368
79,700	Amgen, Inc.	10,152,983
64,600	Baxter International, Inc.	4,824,974
39,900	Biogen Idec, Inc.#	13,342,161
151,100	Bristol-Myers Squibb Company	7,648,682
20,000	CareFusion Corp.#	875,800
122,772	Celgene Corp.~#	10,699,580
52,500	Cerner Corp.~#	2,898,000
35,500	Cigna Corp.~	3,196,420
20,000	Covidien, PLC	1,730,200
20,000	DaVita HealthCare Partners, Inc.~#	1,408,800
12,500	Edwards Lifesciences Corp.~#	1,128,125
97,000	Eli Lilly and Company	5,922,820
129,900	Express Scripts Holding Company#	9,047,535
95,277	Flamel Technologies, SA#	1,270,042
242,400	Gilead Sciences, Inc.~#	22,191,720
302,450	Johnson & Johnson	30,272,221
9,000	Laboratory Corp. of America Holdings#	933,210
192,779	Medtronic, Inc.~^	11,902,175
370,800	Merck & Company, Inc.~	21,039,192
81,000	Mylan, Inc.^#	3,998,970
20,000	Perrigo Company, PLC	3,009,000
698,800	Pfizer, Inc.	20,055,560
15,000	Quest Diagnostics, Inc.^	916,500
49,114	Receptos, Inc.~#	2,033,811
8,000	Regeneron Pharmaceuticals, Inc.^#	2,529,760
24,500	St. Jude Medical, Inc.	1,597,155
15,000	Stryker Corp.~	1,196,550
80,800	Thermo Fisher Scientific, Inc.	9,817,200
91,600	UnitedHealth Group, Inc.	7,424,180
25,000	WellPoint, Inc.^	2,745,250

		266,685,959

	Industrials (4.5%)
54,900	3M Company	7,734,861
142,200	Boeing Company	17,132,256
65,700	Caterpillar, Inc.	6,619,275
100,000	CSX Corp.~	2,992,000
15,500	Cummins, Inc.~	2,160,545
64,600	Danaher Corp.~	4,772,648

NUMBER OF SHARES		VALUE

53,300	Deere & Company~	$4,536,363
150,800	Delta Air Lines, Inc.~	5,648,968
105,600	Eaton Corp., PLC	7,172,352
64,600	Emerson Electric Company	4,111,790
31,500	Expeditors International of Washington, Inc.~	1,360,170
37,700	FedEx Corp.	5,537,376
33,000	Fluor Corp.	2,404,710
70,000	General Dynamics Corp.	8,173,900
945,400	General Electric Company	23,776,810
242,245	Hertz Global Holdings, Inc.~#	6,836,154
99,700	Honeywell International, Inc.	9,155,451
43,100	Illinois Tool Works, Inc.	3,550,147
23,125	Jacobs Engineering Group, Inc.~#	1,174,981
22,000	Kansas City Southern	2,399,320
70,000	Masco Corp.	1,456,000
48,800	Norfolk Southern Corp.	4,961,008
35,000	Pentair, PLC	2,242,450
31,200	Precision Castparts Corp.	7,138,560
50,000	Quanta Services, Inc.#	1,674,500
25,000	Robert Half International, Inc.~	1,216,250
123,151	Sensata Technologies Holding, NV~#	5,694,502
86,200	Union Pacific Corp.	8,474,322
88,900	United Parcel Service, Inc. - Class B	8,631,301
123,900	United Technologies Corp.	13,028,085

		181,767,055

	Information Technology (8.8%)
59,300	Accenture, PLC - Class A	4,701,304
40,000	Akamai Technologies, Inc.#	2,360,800
20,000	Amphenol Corp. - Class A~	1,923,400
752,500	Apple, Inc.	71,916,425
160,000	Applied Materials, Inc.~	3,353,600
45,300	Automatic Data Processing, Inc.~	3,683,343
25,000	Avago Technologies, Ltd.	1,734,500
35,000	Broadcom Corp. - Class A~	1,339,100
511,800	Cisco Systems, Inc.	12,912,714
132,500	Cognizant Technology Solutions Corp. - Class A~#	6,499,125
155,800	eBay, Inc.#	8,226,240
220,900	EMC Corp.	6,472,370
22,500	F5 Networks, Inc.~#	2,533,275
204,700	Facebook, Inc. - Class A~#	14,871,455
64,600	Fiserv, Inc.#	3,983,882
34,665	Google, Inc. - Class A~#	20,090,101
34,755	Google, Inc. - Class C~#	19,865,958
96,000	Hewlett-Packard Company	3,418,560

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

518,800	Intel Corp.~	$17,582,132
95,200	International Business Machines Corp.	18,246,984
110,000	Juniper Networks, Inc.#	2,589,400
29,500	KLA-Tencor Corp.	2,108,955
199,300	MasterCard, Inc. - Class A~	14,778,095
56,000	Microchip Technology, Inc.^	2,521,120
646,500	Microsoft Corp.	27,902,940
77,252	NCR Corp.~#	2,390,950
371,200	Oracle Corp.~	14,992,768
77,536	Pandora Media, Inc.#	1,947,704
49,407	Qihoo 360 Technology Company, Ltd.^#	4,503,448
227,400	QUALCOMM, Inc.	16,759,380
20,000	Red Hat, Inc.#	1,162,400
85,000	Symantec Corp.	2,011,100
97,000	TE Connectivity, Ltd.	6,003,330
20,000	Teradata Corp.^#	843,200
129,300	Texas Instruments, Inc.	5,980,125
103,400	Visa, Inc. - Class A~	21,818,434
147,000	Yahoo!, Inc.#	5,264,070

		359,292,687

	Materials (1.5%)
28,000	Air Products & Chemicals, Inc.~	3,694,600
6,500	Airgas, Inc.~	694,980
25,000	Allegheny Technologies, Inc.	941,250
9,000	CF Industries Holdings, Inc.~	2,253,060
172,400	Dow Chemical Company	8,804,468
105,600	E.I. du Pont de Nemours and Company	6,791,136
10,000	Eastman Chemical Company~	787,800
175,600	Freeport-McMoRan, Inc.	6,535,832
53,900	LyondellBasell Industries, NV - Class A	5,726,875
93,700	Monsanto Company	10,596,533
75,400	Mosaic Company~	3,476,694
84,000	Newmont Mining Corp.	2,092,440
17,200	PPG Industries, Inc.	3,411,792
37,700	Praxair, Inc.	4,830,878
15,000	Sigma-Aldrich Corp.	1,506,300

		62,144,638

	Telecommunication Services (1.1%)
560,400	AT&T, Inc.~	19,944,636
101,300	CenturyLink, Inc.	3,975,012
420,200	Verizon Communications, Inc.~	21,186,484

		45,106,132

	Utilities (1.3%)
105,000	AES Corp.~	1,534,050
67,900	American Electric Power Company, Inc.~	3,530,121

NUMBER OF SHARES		VALUE

55,000	CMS Energy Corp.~	$1,591,150
40,000	Consolidated Edison, Inc.~	2,243,600
48,500	Dominion Resources, Inc.	3,280,540
134,700	Duke Energy Corp.	9,715,911
50,000	Edison International~	2,740,000
24,000	Entergy Corp.~	1,747,920
70,000	Exelon Corp.~	2,175,600
50,000	FirstEnergy Corp.	1,560,500
82,400	NextEra Energy, Inc.	7,736,536
20,000	Northeast Utilities	878,000
60,000	PG&E Corp.	2,680,200
50,000	PPL Corp.	1,649,500
60,000	Public Service Enterprise Group, Inc.	2,110,200
173,500	Southern Company	7,510,815
45,000	Xcel Energy, Inc.	1,386,000

		54,070,643

	TOTAL COMMON STOCKS (Cost $1,765,043,322)	1,908,729,170

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.4%) #
	Consumer Discretionary (0.0%)
2,707	Burlington Stores, Inc. Put, 08/16/14, Strike $30.00	87,978
2,511	Cablevision Systems Corp. Put, 01/17/15, Strike $19.00	357,817

		445,795

	Other (0.4%)
158	CBOE SPX Volatility Index Put, 08/20/14, Strike $14.00	13,035
	S & P 500 Index
600	Put, 08/08/14, Strike $1,900.00	579,000
600	Put, 08/22/14, Strike $1,915.00	1,335,000
500	Put, 08/08/14, Strike $1,940.00	1,115,000
500	Put, 08/29/14, Strike $1,930.00	1,555,000
500	Put, 09/20/14, Strike $1,925.00	1,945,000
500	Put, 09/30/14, Strike $1,920.00	2,075,000
500	Put, 10/18/14, Strike $1,940.00	2,817,500
250	Put, 08/01/14, Strike $1,930.00	172,500
250	Put, 09/30/14, Strike $1,910.00	951,250
250	Put, 10/18/14, Strike $1,930.00	1,305,000
331	SPDR S&P 500 ETF Trust Put, 08/01/14, Strike $198.00	155,404

		14,018,689

	TOTAL PURCHASED OPTIONS (Cost $9,625,585)	14,464,484

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (7.5%)
306,396,151	Fidelity Prime Money Market Fund - Institutional Class (Cost $306,396,151)	$306,396,151

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (4.5%)
	Federal Home Loan Bank Discount Notes
34,699,154	0.000%, 09/24/14	34,699,154
23,196,181	0.000%, 09/10/14	23,196,181
23,129,286	Federal Home Loan Mortgage Corp. Discount Note 0.000%, 11/24/14	23,129,286
11,564,463	Federal National Mortgage Association Discount Note 0.000%, 12/01/14	11,564,463
29,866,075	Fidelity Prime Money Market Fund - Institutional Class	29,866,075
32,186,357	Goldman Sachs Financial Square Fund	32,186,357
29,454,929	Morgan Stanley Institutional Liquidity Fund	29,454,929

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $184,096,445)	184,096,445

TOTAL INVESTMENTS (103.6%) (Cost $4,019,110,891)		4,228,569,119

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.5%)		(184,096,445)

OTHER ASSETS, LESS LIABILITIES (0.9%)		36,672,061

NET ASSETS (100.0%)		$4,081,144,735

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-14.5%) #
	Consumer Discretionary (-2.7%)
(27,018)	Brinker International, Inc.	(1,211,487)
(148,790)	Cablevision Systems Corp.	(2,859,744)
(60,050)	Ctrip.com International, Ltd.	(3,845,002)
(68,500)	HomeAway, Inc.	(2,378,320)
(155,300)	Iconix Brand Group, Inc.	(6,558,319)
(241,000)	Jarden Corp.	(13,471,900)
(94,639)	JD.com, Inc.	(2,704,783)
(115,300)	Live Nation Entertainment, Inc.	(2,676,113)
(67,500)	M/I Homes, Inc.	(1,389,150)
(56,150)	Meritage Homes Corp.	(2,150,545)
(710,600)	MGM Resorts International	(19,072,504)
(43,000)	Restoration Hardware Holdings, Inc.	(3,516,970)
(63,045)	Shutterfly, Inc.	(3,109,379)
(4,490,000)	Sirius XM Holdings, Inc.	(15,176,200)

NUMBER OF SHARES		VALUE

(336,000)	Standard Pacific Corp.	$(2,533,440)
(149,600)	TAL Education Group	(4,405,720)
(43,700)	Tesla Motors, Inc.	(9,758,210)
(80,000)	Toll Brothers, Inc.	(2,615,200)
(32,306)	Tractor Supply Company	(2,008,464)
(58,663)	Urban Outfitters, Inc.	(2,096,029)
(24,600)	Vipshop Holdings, Ltd.	(5,056,284)
(70,038)	Zumiez, Inc.	(1,950,558)

		(110,544,321)

	Consumer Staples (-0.1%)
(58,700)	Post Holdings, Inc.	(2,636,804)

	Energy (-1.1%)
(55,000)	Chesapeake Energy Corp.	(1,450,350)
(62,200)	Energy XXI Bermuda, Ltd.	(1,241,512)
(36,602)	Green Plains, Inc.	(1,372,209)
(156,000)	Helix Energy Solutions Group, Inc.	(3,967,080)
(468,873)	Newpark Resources, Inc.	(5,734,317)
(190,600)	PDC Energy, Inc.	(10,341,956)
(135,000)	Renewable Energy Group, Inc.	(1,512,000)
(21,064)	REX American Resources Corp.	(1,776,748)
(64,293)	RPC, Inc.	(1,446,593)
(115,150)	SEACOR Holdings, Inc.	(8,746,794)
(225,000)	Stone Energy Corp.	(8,561,250)

		(46,150,809)

	Financials (-1.7%)
(90,000)	American Residential Properties, Inc.	(1,630,800)
(170,000)	Amtrust Financial Services, Inc.	(7,248,800)
(292,000)	BioMed Realty Trust, Inc.	(6,278,000)
(127,530)	Cohen & Steers, Inc.	(5,293,770)
(327,900)	Cowen Group, Inc.	(1,311,600)
(88,900)	Crown Castle International Corp.	(6,594,602)
(315,000)	DDR Corp.	(5,525,100)
(174,959)	Encore Capital Group, Inc.	(7,432,258)
(93,400)	Ezcorp, Inc. - Class A	(914,386)
(230,000)	Forest City Enterprises, Inc. - Class A	(4,409,100)
(160,000)	Forestar Group, Inc.	(2,992,000)
(144,500)	FXCM, Inc. - Class A	(1,968,090)
(36,019)	NASDAQ OMX Group, Inc.	(1,519,642)
(165,387)	New York Community Bancorp, Inc.	(2,626,346)
(139,900)	PHH Corp.	(3,266,665)
(57,000)	SL Green Realty Corp.	(6,144,600)
(53,000)	Starwood Property Trust, Inc.	(1,250,800)
(80,000)	Starwood Waypoint Residential Trust	(2,103,200)
(74,428)	Walter Investment Management Corp.	(2,052,724)

		(70,562,483)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Health Care (-1.9%)
(47,800)		Acorda Therapeutics, Inc.	$(1,399,106)
(240,000)		Allscripts Healthcare Solutions, Inc.	(3,820,800)
(148,000)		AMAG Pharmaceuticals, Inc.	(2,825,320)
(17,300)		BioMarin Pharmaceutical, Inc.	(1,069,486)
(240,500)		Brookdale Senior Living, Inc.	(8,333,325)
(64,000)		Emergent Biosolutions, Inc.	(1,408,000)
(245,000)		Healthways, Inc.	(4,236,050)
(12,500)		Illumina, Inc.	(1,998,875)
(17,000)		Insulet Corp.	(600,780)
(87,500)		Integra LifeSciences Holdings Corp.	(4,149,250)
(75,500)		InterMune, Inc.	(3,312,185)
(112,507)		Masimo Corp.	(2,709,168)
(247,000)		Medicines Company	(5,772,390)
(418,000)		Molina Healthcare, Inc.	(17,075,300)
(86,000)		NuVasive, Inc.	(3,214,680)
(115,000)		Spectranetics Corp.	(2,949,750)
(8,069)		Theravance Biopharma, Inc.	(226,174)
(147,700)		Volcano Corp.	(2,438,527)
(57,806)	DKK	William Demant Holding, A/S	(5,026,266)
(149,000)		Wright Medical Group, Inc.	(4,592,180)

			(77,157,612)

		Industrials (-0.4%)
(17,683)		51job, Inc.	(1,336,127)
(344,400)		CBIZ, Inc.	(2,810,304)
(79,075)		Deluxe Corp.	(4,349,916)
(9,500)		Macquarie Infrastructure Company, LLC	(662,340)
(193,600)		Navistar International Corp.	(6,808,912)

			(15,967,599)

		Information Technology (-5.8%)
(5,182)		Alliance Data Systems Corp.	(1,359,187)
(70,500)		Blucora, Inc.	(1,203,435)
(130,000)		Bottomline Technologies (de), Inc.	(3,680,300)
(121,000)		BroadSoft, Inc.	(2,952,400)
(70,000)		Canadian Solar, Inc.	(1,747,200)
(83,999)		Cardtronics, Inc.	(3,239,001)
(489,400)		Ciena Corp.	(9,557,982)
(57,600)		Citrix Systems, Inc.	(3,901,248)
(140,000)		Concur Technologies, Inc.	(13,014,400)
(110,900)		Cornerstone OnDemand, Inc.	(4,640,056)
(222,600)		CSG Systems International, Inc.	(5,796,504)
(80,000)		DealerTrack Holdings, Inc.	(3,005,600)
(517,500)		Emulex Corp.	(3,042,900)
(70,500)		Equinix, Inc.	(15,123,660)
(200,000)		Finisar Corp.	(3,946,000)

NUMBER OF SHARES		VALUE

(301,750)	Infinera Corp.	$(2,776,100)
(93,000)	InterDigital, Inc.	(4,100,370)
(277,800)	JDS Uniphase Corp.	(3,297,486)
(66,000)	Lam Research Corp.	(4,620,000)
(267,900)	Mentor Graphics Corp.	(5,291,025)
(39,700)	MercadoLibre, Inc.	(3,672,250)
(194,500)	Microchip Technology, Inc.^	(8,756,390)
(905,676)	Micron Technology, Inc.	(27,668,402)
(35,967)	NetEase, Inc.	(3,022,667)
(9,500)	NetSuite, Inc.	(800,945)
(463,000)	NVIDIA Corp.	(8,102,500)
(967,000)	ON Semiconductor Corp.	(8,277,520)
(57,700)	Palo Alto Networks, Inc.	(4,665,622)
(174,480)	Photronics, Inc.	(1,390,605)
(70,000)	Proofpoint, Inc.	(2,468,900)
(429,000)	Rambus, Inc.	(4,937,790)
(146,700)	Salesforce.com, Inc.	(7,958,475)
(111,600)	SanDisk Corp.	(10,234,836)
(37,000)	ServiceNow, Inc.	(2,175,600)
(8,000)	SINA Corp.	(387,120)
(176,500)	Spansion, Inc. - Class A	(3,348,205)
(360,000)	SunEdison, Inc.	(7,200,000)
(68,000)	SunPower Corp.	(2,497,640)
(234,800)	Take-Two Interactive Software, Inc.	(5,254,824)
(400,500)	TTM Technologies, Inc.	(3,007,755)
(135,000)	Web.com Group, Inc.	(3,584,250)
(91,200)	Workday, Inc. - Class A	(7,646,208)
(132,000)	Xilinx, Inc.	(5,429,160)
(162,900)	Yandex, NV - Class A	(4,932,612)
(49,500)	YY, Inc.	(3,827,340)

		(237,542,470)

	Materials (-0.8%)
(655,000)	B2Gold Corp.	(1,696,450)
(1,244,212)	Cemex, SAB de CV	(15,627,303)
(157,600)	Horsehead Holding Corp.	(2,951,848)
(61,550)	Royal Gold, Inc.	(4,651,333)
(103,000)	RTI International Metals, Inc.	(2,560,580)
(110,000)	United States Steel Corp.	(3,683,900)
(15,000)	Vale, SA	(215,250)

		(31,386,664)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $525,047,791)	(591,948,762)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

EXCHANGE-TRADED FUNDS SOLD SHORT (-1.7%) #
(61,660)	Consumer Discretionary Select Sector SPDR Fund	$(4,059,694)
(99,235)	Consumer Staples Select Sector SPDR Fund	(4,278,021)
(67,167)	Energy Select Sector SPDR Fund	(6,490,347)
(92,490)	Health Care Select Sector SPDR Fund	(5,634,491)
(20,333)	iShares NASDAQ Biotechnology ETF	(5,100,126)
(34,995)	iShares U.S. Healthcare Providers ETF	(3,628,632)
(79,605)	iShares U.S. Industrials ETF	(7,908,757)
(34,550)	iShares U.S. Medical Devices ETF	(3,500,952)
(82,534)	Powershares QQQ	(7,843,206)
(36,673)	SPDR S&P China ETF	(2,940,441)
(50,378)	SPDR S&P Oil & Gas Exploration & Production ETF	(3,792,960)
(215,463)	SPDR S&P Regional Banking ETF	(8,280,243)
(51,611)	SPDR S&P Retail ETF	(4,327,582)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $64,188,183)	(67,785,452)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.5%) #
	Consumer Discretionary (-0.1%)
2,707	Burlington Stores, Inc. Call, 08/16/14, Strike $35.00	(87,977)
847	Time Warner, Inc. Put, 10/18/14, Strike $77.50	(198,622)
225	Vipshop Holdings, Ltd. Call, 01/15/16, Strike $70.00	(3,079,125)

		(3,365,724)

	Information Technology (-0.1%)
405	Qihoo 360 Technology Company, Ltd. Call, 01/15/16, Strike $55.00	(1,755,675)
1,755	SouFun Holdings, Ltd. Call, 01/15/16, Strike $16.00	(311,513)

		(2,067,188)

	Other (-0.3%)
	S & P 500 Index
1,500	Call, 09/20/14, Strike $1,975.00	(2,445,000)
1,300	Call, 08/16/14, Strike $1,925.00	(3,562,000)
1,200	Call, 08/16/14, Strike $1,890.00	(6,378,000)
500	Call, 08/16/14, Strike $1,950.00	(662,500)
500	Call, 09/20/14, Strike $2,010.00	(282,500)
500	Call, 09/20/14, Strike $1,990.00	(552,500)
500	Call, 09/20/14, Strike $1,960.00	(1,137,500)

		(15,020,000)

	TOTAL WRITTEN OPTIONS (Premium $15,959,239)	(20,452,912)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $667,983,522.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2014.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

DKK

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (64.1%)
	Consumer Discretionary (24.8%)
58,729	Brunswick Corp.~	$2,368,540
109,669	Burlington Stores, Inc.~#^	3,589,466
58,477	CBS Corp. - Class B	3,323,248
69,301	Dick’s Sporting Goods, Inc.~	2,947,371
21,461	Dollar Tree, Inc.#	1,168,981
65,734	Grupo Televisa, SAB	2,339,473
90,840	Jumei International Holding, Ltd.#^	2,592,574
91,971	Lamar Advertising Company - Class A~	4,612,346
14,791	Malibu Boats, Inc.~#	284,727
50,255	Michael Kors Holdings, Ltd.#	4,094,777
28,050	Time Warner, Inc.	2,328,711

		29,650,214

	Energy (6.8%)
67,411	Cameron International Corp.~#	4,780,114
160,682	WPX Energy, Inc.~#	3,305,229

		8,085,343

	Financials (9.7%)
56,933	Blackstone Group, LP~	1,860,570
26,769	Greenhill & Company, Inc.~	1,225,217
77,000	Investors Bancorp, Inc.	796,950
47,147	JPMorgan Chase & Company~	2,718,968
195,204	Navient Corp.	3,357,509
13,075	Square 1 Financial, Inc. - Class A#	249,210
137,432	WisdomTree Investments, Inc.#	1,410,052

		11,618,476

	Health Care (12.2%)
69,338	Agilent Technologies, Inc.~	3,889,168
21,061	CareDx, Inc.#	204,502
35,560	Celgene Corp.~#	3,099,054
129,652	Corium International, Inc.~#	832,366
44,393	Flamel Technologies, SA#	591,759
44,287	Medtronic, Inc.	2,734,279
23,203	Receptos, Inc.~#	960,836
80,721	Spectranetics Corp.#	2,070,494
308,561	Targeted Medical Pharma, Inc.#	237,592

		14,620,050

	Industrials (4.9%)
109,658	Hertz Global Holdings, Inc.#	3,094,549
58,038	Sensata Technologies Holding, NV#	2,683,677

		5,778,226

NUMBER OF SHARES		VALUE

	Information Technology (5.7%)
2,420	Google, Inc. - Class A~#	$1,402,511
2,458	Google, Inc. - Class C~#	1,404,993
35,102	NCR Corp.~#	1,086,407
36,273	Pandora Media, Inc.#	911,178
22,377	Qihoo 360 Technology Company, Ltd.#^	2,039,663

		6,844,752

	TOTAL COMMON STOCKS (Cost $75,086,279)	76,597,061

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.4%) #
	Consumer Discretionary (0.2%)
1,226	Burlington Stores, Inc. Put, 08/16/14, Strike $30.00	39,845
1,151	Cablevision Systems Corp. Put, 01/17/15, Strike $19.00	164,017
135	Michael Kors Holdings, Ltd. Call, 08/16/14, Strike $87.50	21,938
383	Time Warner, Inc. Call, 10/18/14, Strike $90.00	57,259

		283,059

	Health Care (0.1%)
380	Alere, Inc. Call, 08/16/14, Strike $38.00	106,400
206	Allergan, Inc. Call, 08/16/14, Strike $175.00	16,995
270	Celgene Corp. Call, 08/01/14, Strike $90.00	1,350
115	C.R. Bard, Inc. Call, 09/20/14, Strike $155.00	36,225
286	Unilife Corp. Call, 09/20/14, Strike $5.00	1,430

		162,400

	Information Technology (0.0%)
480	OpenTable, Inc. Call, 08/16/14, Strike $105.00	48

	Other (0.1%)
72	CBOE SPX Volatility Index Put, 08/20/14, Strike $14.00	5,940
152	SPDR S&P 500 ETF Trust Put, 08/01/14, Strike $198.00	71,364

		77,304

	TOTAL PURCHASED OPTIONS (Cost $622,412)	522,811

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (37.9%)
45,294,119	Fidelity Prime Money Market Fund - Institutional Class (Cost $45,294,119)	$45,294,119

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (4.1%)
	Federal Home Loan Bank Discount Notes
915,319	0.000%, 09/24/14	915,319
611,886	0.000%, 09/10/14	611,886
610,121	Federal Home Loan Mortgage Corp. Discount Note 0.000%,11/24/14	610,121
305,056	Federal National Mortgage Association Discount Note 0.000%,12/01/14	305,056
787,829	Fidelity Prime Money Market Fund - Institutional Class	787,829
849,035	Goldman Sachs Financial Square Fund	849,035
776,983	Morgan Stanley Institutional Liquidity Fund	776,983

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $4,856,229)	4,856,229

TOTAL INVESTMENTS (106.5%) (Cost $125,859,039)		127,270,220

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.1%)		(4,856,229)

LIABILITIES, LESS OTHER ASSETS (-2.4%)		(2,872,641)

NET ASSETS (100.0%)		$119,541,350

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-22.5%) #
	Consumer Discretionary (-7.9%)
(11,683)	Brinker International, Inc.	(523,866)
(68,356)	Cablevision Systems Corp.	(1,313,802)
(33,423)	Harley-Davidson, Inc.	(2,066,210)
(43,084)	JD.com, Inc.	(1,231,341)
(14,615)	Tractor Supply Company	(908,615)
(26,538)	Urban Outfitters, Inc.	(948,203)
(22,568)	Yum! Brands, Inc.	(1,566,219)
(31,684)	Zumiez, Inc.	(882,399)

		(9,440,655)

	Energy (-3.0%)
(17,120)	Green Plains, Inc.	(641,829)

NUMBER OF SHARES			VALUE

(21,923)		Noble Energy, Inc.	$(1,457,660)
(9,737)		REX American Resources Corp.	(821,316)
(29,152)		RPC, Inc.	(655,920)

			(3,576,725)

		Financials (-3.5%)
(57,438)		Cohen & Steers, Inc.	(2,384,251)
(15,737)		NASDAQ OMX Group, Inc.	(663,944)
(75,051)		New York Community Bancorp, Inc.	(1,191,810)

			(4,240,005)

		Health Care (-4.4%)
(26,331)		Express Scripts Holding Company	(1,833,954)
(50,841)		Masimo Corp.	(1,224,251)
(3,251)		Theravance Biopharma, Inc.	(91,126)
(23,716)	DKK	William Demant Holding, A/S	(2,062,120)

			(5,211,451)

		Industrials (-2.1%)
(7,681)		51job, Inc.	(580,377)
(35,618)		Deluxe Corp.	(1,959,346)

			(2,539,723)

		Information Technology (-1.6%)
(2,254)		Alliance Data Systems Corp.	(591,202)
(15,891)		NetEase, Inc.	(1,335,479)

			(1,926,681)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $26,318,868)	(26,935,240)

NUMBER OF SHARES			VALUE
EXCHANGE-TRADED FUND SOLD SHORT (-0.5%) #
		Other (-0.5%)
(7,561)		SPDR S&P Oil & Gas Exploration & Production ETF (Proceeds $535,217)	(569,267)

NUMBER OF CONTRACTS			VALUE
WRITTEN OPTIONS (-0.1%) #
		Consumer Discretionary (-0.1%)
1,226		Burlington Stores, Inc. Call, 08/16/14, Strike $35.00	(39,845)
384		Time Warner, Inc. Put, 10/18/14, Strike $77.50	(90,048)

		TOTAL WRITTEN OPTIONS (Premium $120,728)	(129,893)

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2014 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $13,863,668.
#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

DKK	Danish Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies (Unaudited)

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of seventeen series, Growth Fund, Opportunistic Value Fund (formerly Value Fund), Focus Growth Fund, Discovery Growth Fund, Dividend Growth Fund, Mid Cap Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund (commenced operations on December 31, 2013), Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Income Fund, Market Neutral Income Fund and Long/Short Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2014.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2014, the Funds had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 — Investments

The following information is presented on a federal income tax basis as of July 31, 2014. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows:

Fund	Cost basis of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth Fund	$2,829,972,178	$1,030,767,621	$(82,347,111)	$948,420,510
Opportunistic Value Fund	105,534,962	7,744,319	(2,693,018)	5,051,301
Focus Growth Fund	51,323,913	15,364,851	(1,957,205)	13,407,646
Discovery Growth Fund	51,140,076	2,796,381	(3,337,338)	(540,957)
Dividend Growth Fund	40,459,358	2,580,416	(398,659)	2,181,757
Mid Cap Growth Fund	48,469,936	2,846,870	(3,332,301)	(485,431)
International Growth Fund	783,282,030	81,485,671	(32,740,230)	48,745,441
Evolving World Growth Fund	644,834,261	57,320,215	(20,456,455)	36,863,760
Emerging Market Equity Fund	15,689,565	738,291	(672,352)	65,939
Global Equity Fund	215,443,280	36,638,885	(7,625,861)	29,013,024
Growth and Income Fund	2,765,874,001	561,931,049	(22,740,350)	539,190,699
Global Growth and Income Fund	492,356,034	49,514,693	(10,180,329)	39,334,364
Convertible Fund	1,343,226,461	162,643,043	(25,116,891)	137,526,152
Total Return Bond Fund	97,880,823	2,969,782	(301,621)	2,668,161
High Income Fund	234,205,373	6,901,567	(1,054,735)	5,846,832
Market Neutral Income Fund	4,007,972,063	266,243,751	(45,646,695)	220,597,056
Long/Short Fund	126,184,127	3,733,561	(2,647,468)	1,086,093

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Securities Lending

The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

At July 31, 2014, securities were on loan for the Funds below:

Fund	Value of securities on loan to broker-dealers and banks	Amount received in cash or cash collateral
Growth Fund	$214,065,578	$214,065,324
Opportunistic Value Fund	6,421,435	6,421,427
Focus Growth Fund	877,776	877,775
Discovery Growth Fund	4,611,889	4,611,884
Dividend Growth Fund	4,265,830	4,265,825
Mid Cap Growth Fund	2,575,262	2,575,259
International Growth Fund	9,087,996	9,087,985
Evolving World Growth Fund	16,021,649	16,021,630
Emerging Market Equity Fund	333,672	333,671
Global Equity Fund	6,368,592	6,368,584
Growth and Income Fund	193,422,155	193,421,925
Global Growth and Income Fund	14,803,588	14,803,570
Convertible Fund	110,148,671	110,148,540
Total Return Bond Fund	2,120,533	2,120,530
High Income Fund	21,310,745	21,310,720
Market Neutral Income Fund	184,096,445	184,096,227
Long/Short Fund	4,859,229	4,856,224

Note 5 — Fair Value Measurements

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$3,404,223,515	$—	$—	$3,404,223,515
Common Stocks Foreign	—	108,015,402	—	108,015,402
Short Term Investment	52,088,193	—	—	52,088,193
Cash Collateral for Securities Loaned	106,403,880	107,661,698	—	214,065,578
Forward Foreign Currency Contracts	—	1,098,117	—	1,098,117

Total	$3,562,715,588	$216,775,217	$—	$3,779,490,805

Liabilities:
Cash Collateral for Securities Loaned	$—	$214,065,578	$—	$214,065,578
Forward Foreign Currency Contracts	—	164,942	—	164,942

Total	$—	$214,230,520	$—	$214,230,520

	OPPORTUNISTIC VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$100,715,277	$—	$—	$100,715,277
Common Stocks Foreign	—	826,970	—	826,970
Warrants	901,250	—	—	901,250
Purchased Options	844,825	—	—	844,825
Short Term Investment	876,506	—	—	876,506
Cash Collateral for Securities Loaned	3,191,852	3,229,583	—	6,421,435

Total	$106,529,710	$4,056,553	$—	$110,586,263

Liabilities:
Cash Collateral for Securities Loaned	$—	$6,421,435	$—	$6,421,435
Written Options	302,125	—	—	302,125

Total	$302,125	$6,421,435	$—	$6,723,560

	FOCUS GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$60,822,885	$—	$—	$60,822,885
Common Stocks Foreign	—	3,030,795	—	3,030,795
Short Term Investment	103	—	—	103
Cash Collateral for Securities Loaned	436,309	441,467	—	877,776
Forward Foreign Currency Contracts	—	3,931	—	3,931

Total	$61,259,297	$3,476,193	$—	$64,735,490

Liabilities:
Cash Collateral for Securities Loaned	$—	$877,776	$—	$877,776
Forward Foreign Currency Contracts	—	5,307	—	5,307

Total	$—	$883,083	$—	$883,083

	DISCOVERY GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$42,788,297	$—	$—	$42,788,297
Short Term Investment	3,198,933	—	—	3,198,933
Cash Collateral for Securities Loaned	2,292,396	2,319,493	—	4,611,889

Total	$48,279,626	$2,319,493	$—	$50,599,119

Liabilities:
Cash Collateral for Securities Loaned	$—	$4,611,889	$—	$4,611,889

Total	$—	$4,611,889	$—	$4,611,889

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Preferred Stocks	$2,463,780	$—	$—	$2,463,780
Common Stocks U.S.	33,415,376	—	—	33,415,376
Warrants	294,580	—	—	294,580
Purchased Options	295,852	—	—	295,852
Short Term Investment	1,905,697	—	—	1,905,697
Cash Collateral for Securities Loaned	2,120,382	2,145,448	—	4,265,830

Total	$40,495,667	$2,145,448	$—	$42,641,115

Liabilities:
Cash Collateral for Securities Loaned	$—	$4,265,830	$—	$4,265,830
Written Options	107,250	—	—	107,250

Total	$107,250	$—	$—	$4,373,080

	MID CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$43,443,237	$—	$—	$43,443,237
Common Stocks Foreign	356,308	916,440	—	1,272,748
Short Term Investment	693,258	—	—	693,258
Cash Collateral for Securities Loaned	1,280,065	1,295,197	—	2,575,262
Forward Foreign Currency Contracts	—	15,035	—	15,035

Total	$45,772,868	$2,226,672	$—	$47,999,540

Liabilities:
Cash Collateral for Securities Loaned	$—	$2,575,262	$—	$2,575,262
Forward Foreign Currency Contracts	—	106	—	106

Total	$—	$2,575,368	$—	$2,575,368

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$71,503,644	$640,338,513	$—	$711,842,157
Common Stocks U.S.	80,390,168	—	—	80,390,168
Short Term Investment	30,707,150	—	—	30,707,150
Cash Collateral for Securities Loaned	4,517,298	4,570,698	—	9,087,996

Total	$187,118,260	$644,909,211	$—	$832,027,471

Liabilities:
Cash Collateral for Securities Loaned	$—	$9,087,996	$—	$9,087,996

Total	$—	$9,087,996	$—	$9,087,996

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$129,192,952	$—	$129,192,952
Common Stocks Foreign	88,018,951	356,280,217	—	444,299,168
Common Stocks U.S.	72,441,497	—		72,441,497
Short Term Investment	19,742,755	—	—	19,742,755
Cash Collateral for Securities Loaned	7,963,753	8,057,896	—	16,021,649

Total	$188,166,956	$493,531,065	$—	$681,698,021

Liabilities:
Cash Collateral for Securities Loaned	$—	$16,021,649	$—	$16,021,649

Total	$—	$16,021,649	$—	$16,021,649

	EMERGING MARKET EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Preferred Stocks	$200,815	$—	$—	$200,815
Common Stocks Foreign	2,806,064	10,236,127	—	13,042,191
Common Stocks U.S.	2,178,804	—	—	2,178,804
Short Term Investment	22	—	—	22
Cash Collateral for Securities Loaned	165,856	167,816	—	333,672

Total	$5,351,561	$10,403,943	$—	$15,755,504

Liabilities:
Cash Collateral for Securities Loaned	$—	$333,672	$—	$333,672

Total	$—	$333,672	$—	$333,672

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$130,841,197	$—	$—	$130,841,197
Common Stocks Foreign	8,415,970	98,830,417	—	107,246,387
Short Term Investment	128	—	—	128
Cash Collateral for Securities Loaned	3,165,586	3,203,006	—	6,368,592

Total	$142,422,881	$102,033,423	$—	$244,456,304

Liabilities:
Cash Collateral for Securities Loaned	$—	$6,368,592	$—	$6,368,592

Total	$—	$6,368,592	$—	$6,368,592

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$876,522,000	$—	$876,522,000
Synthetic Convertible Securities (Corporate Bonds)	—	139,631,278	—	139,631,278
Synthetic Convertible Securities (Purchased Options)	21,807,900	—	—	21,807,900
Convertible Preferred Stocks	208,497,318	86,217,500	—	294,714,818
Common Stocks U.S.	1,606,946,870	—	—	1,606,946,870
Short Term Investment	172,019,679	—	—	172,019,679
Cash Collateral for Securities Loaned	96,142,817	97,279,338	—	193,422,155
Forward Foreign Currency Contracts	—	579,926	—	579,926

Total	$2,105,414,584	$1,200,230,042	$—	$3,305,644,626

Liabilities:
Cash Collateral for Securities Loaned	$—	$193,422,155	$—	$193,422,155
Forward Foreign Currency Contracts	—	18,085	—	18,085

Total	$—	$193,440,240	$—	$193,440,240

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$203,493,714	$—	$203,493,714
Synthetic Convertible Securities (Corporate Bond)	—	24,675,959	—	24,675,959
Synthetic Convertible Securities (Sovereign Bonds)	—	6,423,052	—	6,423,052
Synthetic Convertible Securities (Purchased Options)	4,119,385	—	—	4,119,385
Convertible Preferred Stocks	13,972,277	14,452,390	—	28,424,667
Common Stocks Foreign	3,860,283	120,537,957	—	124,398,240
Common Stocks U.S.	98,617,565	—	—	98,617,565
Short Term Investment	26,734,228	—	—	26,734,228
Cash Collateral for Securities Loaned	7,358,302	7,445,286	—	14,803,588

Total	$154,662,040	$377,028,358	$—	$531,690,398

Liabilities:
Cash Collateral for Securities Loaned	$—	$14,803,588	$—	$14,803,588

Total	$—	$14,803,588	$—	$14,803,588

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$890,586,327	$—	$890,586,327
Synthetic Convertible Securities (Corporate Bonds)	—	71,367,254	—	71,367,254
Synthetic Convertible Securities (Purchased Options)	31,153,775	—	—	31,153,775
Convertible Preferred Stocks	137,505,285	91,268,305	—	228,773,590
Common Stocks U.S.	103,390,336	—	—	103,390,336
Purchased Options	969,000	—	—	969,000
Short Term Investment	44,363,660	—	—	44,363,660
Cash Collateral for Securities Loaned	54,750,726	55,397,945	—	110,148,671
Forward Foreign Currency Contracts	—	345,174	—	345,174

Total	$372,132,782	$1,108,965,005	$—	$1,481,097,787

Liabilities:
Cash Collateral for Securities Loaned	$—	$110,148,671	$—	$110,148,671
Written Options	342,000	—	—	342,000
Forward Foreign Currency Contracts	—	14,689	—	14,689

Total	$342,000	$110,163,360	$—	$110,505,360

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$98,428,335	$—	$98,428,335
Short Term Investment	116	—	—	116
Cash Collateral for Securities Loaned	1,054,037	1,066,496	—	2,120,533

Total	$1,054,153	$99,494,831	$—	$100,548,984

Liabilities:
Cash Collateral for Securities Loaned	$—	$2,120,533	$—	$2,120,533

Total	$—	$2,120,533	$—	$2,120,533

	HIGH INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$202,545,895	$—	$202,545,895
Convertible Bonds	—	4,937,418	—	4,937,418
Convertible Preferred Stocks	2,750,500	1,342,969	—	4,093,469
Short Term Investment	7,164,678	—	—	7,164,678
Cash Collateral for Securities Loaned	10,592,763	10,717,982	—	21,310,745

Total	$20,507,941	$219,544,264	$—	$240,052,205

Liabilities:
Cash Collateral for Securities Loaned	$—	$21,310,745	$—	$21,310,745

Total	$—	$21,310,745	$—	$21,310,745

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,167,464,952	$—	$1,167,464,952
Synthetic Convertible Securities (Corporate Bonds)	—	632,704,542	—	632,704,542
Synthetic Convertible Securities (Purchased Options)	635,430	—	—	635,430
Convertible Preferred Stocks	10,173,345	3,904,600	—	14,077,945
Common Stocks U.S.	1,908,729,170	—	—	1,908,729,170
Purchased Options	14,464,484	—	—	14,464,484
Short Term Investment	306,396,151	—	—	306,396,151
Cash Collateral for Securities Loaned	91,507,361	92,589,084	—	184,096,445

Total	$2,331,905,941	$1,896,663,178	$—	$4,228,569,119

Liabilities:
Cash Collateral for Securities Loaned	$—	$184,096,445	$—	$184,096,445
Common Stocks Sold Short Foreign	—	5,026,266	—	5,026,266
Common Stocks Sold Short U.S.	586,922,496	—	—	586,922,496
Exchange-Traded Funds Sold Short	67,785,452	—	—	67,785,452
Written Options	20,452,912	—	—	20,452,912

Total	$675,160,860	$189,122,711	$—	$864,283,571

	LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$76,597,061	$—	$—	$76,597,061
Purchased Options	522,811	—	—	522,811
Short Term Investment	45,294,119	—	—	45,294,119
Cash Collateral for Securities Loaned	—	4,856,229	—	4,856,229

Total	$124,413,991	$4,856,229	$—	$127,270,220

Liabilities:
Cash Collateral for Securities Loaned	$—	$4,856,229	$—	$4,856,229
Common Stocks Sold Short U.S.	24,873,120	—	—	24,873,120
Common Stocks Sold Short Foreign	—	2,062,120	—	2,062,120
Exchange-Traded Fund Sold Short	569,267	—	—	569,267
Written Options	129,893	—	—	129,893

Total	$25,572,280	$6,918,349	$—	$32,490,629

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2014

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2014